UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-22796

Fidelity Merrimack Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Nicole Macarchuk, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2026

Item 1.

Reports to Stockholders

ANNUAL SHAREHOLDER REPORT | AS OF JUNE 30, 2026	This report describes changes to the Fund that occurred during the reporting period.
Fidelity® Systematic Municipal Bond Index ETF Fidelity® Systematic Municipal Bond Index ETF : FMUN Principal U.S. Listing Exchange : The Nasdaq Stock Market LLC

This annual shareholder report contains information about Fidelity® Systematic Municipal Bond Index ETF for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.

What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Systematic Municipal Bond Index ETF	$ 5	0.05%
What affected the Fund's performance this period?

•Tax-exempt municipal bonds achieved a strong gain for the 12 months ending June 30, 2026, navigating uncertainty related to U.S. trade policy and geopolitical events but buoyed by attractive starting yields, three policy interest-rate cuts by the Federal Reserve in late 2025, and robust investor demand for the asset class that more than offset record supply of new muni bonds.
•We construct the exchange-traded fund using optimization. This approach minimizes the differences between risk exposures of the fund relative to the supplemental index, the Fidelity Systematic U.S. Municipal Bond Index. We attempt to hold all positions held by the index in the same relative proportions.
•Exposures include duration, key-rate durations and other factors.
How did the Fund perform over the life of Fund?

CUMULATIVE PERFORMANCE
July 11, 2019 through June 30, 2026.
Initial investment of $10,000.

AVERAGE ANNUAL TOTAL RETURNS:
	1 Year	5 Year	Life of Fund B
Fidelity® Systematic Municipal Bond Index ETF - NAV A	6.79%	0.63%	1.18%
Fidelity Systematic U.S. Municipal Bond indexC	6.85%	n/a	n/a
Bloomberg Municipal Bond Index	7.03%	1.05%	1.93%
A  Returns prior to the conversion are those of the former corresponding fund
B   From July 11, 2019
C   From May 30, 2024

Visit www.fidelity.com for more recent performance information.
The Fund's past performance is not a good predictor of the Fund's future performance.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Key Fund Statistics
(as of June 30, 2026)

KEY FACTS
Fund Size	$183,094,009
Number of Holdings	1,204
Total Advisory Fee	$80,259
Portfolio Turnover	15%
What did the Fund invest in?
(as of June 30, 2026)

REVENUE SOURCES (% of Fund's net assets)
General Obligations	35.9
Transportation	16.1
Special Tax	13.7
Health Care	11.3
Water & Sewer	6.5
Education	5.7
Electric Utilities	5.1
Others(Individually Less Than 5%)	4.2
98.5

QUALITY DIVERSIFICATION (% of Fund's net assets)

AAA - 9.1
AA - 58.3
A - 28.1
BBB - 3.0
BB - 0.0
Not Rated - 0.0
Short-Term Investments and Net Other Assets (Liabilities) - 1.5

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

TOP STATES (% of Fund's net assets)
California	21.3
New York	17.4
Texas	8.2
Illinois	4.7
Pennsylvania	4.3

How has the Fund changed?

This is a summary of certain changes to the Fund since July 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-FIDELITY  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Management fee

Fidelity, the Fidelity Investments Logo and all other Fidelity trademarks or service marks used herein are trademarks or service marks of FMR LLC. Any third-party marks that are used herein are trademarks or service marks of their respective owners. © 2026 FMR LLC. All rights reserved.

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit fundresearch.fidelity.com/prospectus/sec
1.9917226.101    8347-TSRA-0826

Item 2.

Code of Ethics

As of the end of the period, June 30, 2026, Fidelity Merrimack Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Laura M. Bishop is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Bishop is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Systematic Municipal Bond Index ETF (the “Fund”):

Services Billed by PwC

June 30, 2026 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Systematic Municipal Bond Index ETF	$51,300	$-	$5,700	$1,300

June 30, 2025 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Systematic Municipal Bond Index ETF	$35,400	$-	$5,700	$200

A Amounts may reflect rounding.
B Fidelity Systematic Municipal Bond Index ETF commenced operations on April 4, 2025.

The following table(s) present(s) fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	June 30, 2026A	June 30, 2025A,B
Audit-Related Fees	$9,348,700	$9,680,100
Tax Fees	$1,000	$1,000
All Other Fees	$-	$-

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Systematic Municipal Bond Index ETF’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2026A	June 30, 2025A,B
PwC	$14,568,100	$14,643,500

A Amounts may reflect rounding.
B May include amounts billed prior to the Fidelity Systematic Municipal Bond Index ETF’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its(their) audit of the Fund(s), taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.

Audit Committee of Listed Registrants

The Audit Committee is a separately-designated standing audit committee in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934.  As of October 1, 2025, the members of the Audit Committee were Laura M. Bishop, Elizabeth S. Acton, Ann E. Dunwoody, Robert F. Gartland, Robert W. Helm, Mark A. Murray, Lester Owens, Edward Wiese, and Carol J. Zierhoffer.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Fidelity® Systematic Municipal Bond Index ETF

Annual Report
June 30, 2026
To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.
You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.
"BLOOMBERG ®" and the Bloomberg indices listed herein (the "Indices") are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited ("BISL"), the administrator of the Indices (collectively, "Bloomberg") and have been licensed for use for certain purposes by Fidelity. Bloomberg is not affiliated with Fidelity, and Bloomberg does not approve, endorse, review, or recommend the fund. Bloomberg does not guarantee the timeliness, accuracy, or completeness of any data or information relating to the fund.
Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.
Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2026 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.
Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies (Annual Report)
Fidelity® Systematic Municipal Bond Index ETF
Schedule of Investments June 30, 2026
Showing Percentage of Net Assets
Municipal Securities - 98.5%
	Principal Amount (a)	Value ($)
Alabama - 4.0%
Electric Utilities - 0.1%
Lower Ala Gas Dist Gas Proj Rev Series 2016A, 5% 9/1/2046 (Goldman Sachs Group Inc/The Guaranteed)	180,000	190,039
General Obligations - 3.6%
Alabama St Corrections Instn Fin Auth Rev (Alabama St Proj.) 5.25% 7/1/2047	150,000	157,909
Black Belt Energy Gas Dist Ala Gas Supply Rev Series 2023B, 5.25% tender 12/1/2053 (Royal Bank of Canada Guaranteed) (d)	490,000	526,468
Black Belt Energy Gas District 5% tender 3/1/2055 (BP PLC Guaranteed) (d)	145,000	154,569
Black Belt Energy Gas District 5.25% tender 2/1/2053 (Morgan Stanley Guaranteed) (d)	300,000	315,277
Black Belt Energy Gas District Series 2024 B, 5% tender 10/1/2055 (Goldman Sachs Group Inc/The Guaranteed) (d)	240,000	252,259
Black Belt Energy Gas District Series 2024 C, 5% tender 5/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	680,000	723,796
Black Belt Energy Gas District Series 2025 D, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	570,000	602,159
Black Belt Energy Gas District Series 2025G, 5% 10/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	915,000	964,470
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2024B, 5.25% tender 7/1/2054 (Morgan Stanley Guaranteed) (d)	200,000	215,348
Energy Southeast Ala Coop Dist Energy Supply Rev Series 2025A, 5% 11/1/2035 (Goldman Sachs Group Inc/The Guaranteed)	375,000	395,825
Southeast AL District Gas Supply Rev Series 2024 B, 5% tender 6/1/2049 (Morgan Stanley Guaranteed) (d)	220,000	231,959
Southeast Energy Auth Commodity Supply Rev Ala 5.5% tender 1/1/2053 (Morgan Stanley Guaranteed) (d)	345,000	367,393
Southeast Energy Authority A Cooperative District 5.25% tender 3/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	850,000	880,522
Southeast Energy Authority A Cooperative District Series 2024C, 5% tender 10/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	200,000	212,294
Southeast Energy Authority A Cooperative District Series 2025 F, 5.25% tender 11/1/2055 (BP PLC Guaranteed) (d)	165,000	178,531
Southeast Energy Authority A Cooperative District Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (d)	320,000	326,533
TOTAL GENERAL OBLIGATIONS		6,505,312
Health Care - 0.1%
UAB Medicine Fin Auth Rev (University AL At Birmingham Hosp Rev Proj.) Series 2016 B, 3.625% 9/1/2041	195,000	186,039
Special Tax - 0.2%
Alabama St Pub Sch & Coll Auth Series 2020 A, 4% 11/1/2040	100,000	100,256
Alabama St Pub Sch & Coll Auth Series 2020 A, 5% 11/1/2039	320,000	341,333
TOTAL SPECIAL TAX		441,589
TOTAL ALABAMA		7,322,979
Arizona - 1.6%
Education - 0.1%
Arizona Indl Dev Auth Student Hsg Rev (Provident Properties Proj.) Series 2019A, 5% 6/1/2058 (Build America Mutual Assurance Co Insured)	65,000	65,563
University AZ Univ Revs Series 2020 A, 4% 8/1/2044	100,000	99,297
TOTAL EDUCATION		164,860
Electric Utilities - 1.2%
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2027	50,000	50,614
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2031	1,495,000	1,512,862
Salt River Proj AZ Agric & Pwr Series 2016 A, 5% 1/1/2036	40,000	40,400
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2028	100,000	103,847
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2031	40,000	41,436
Salt River Proj AZ Agric & Pwr Series 2017A, 5% 1/1/2033	130,000	134,376
Salt River Proj AZ Agric & Pwr Series 2022A, 5% 1/1/2032	255,000	285,135
TOTAL ELECTRIC UTILITIES		2,168,670
General Obligations - 0.0%
Maricopa County Special Health Care District Gen. Oblig. Series C, 4% 7/1/2038	55,000	55,159
Salt Verde Finl Corp Gas Rev AZ 5% 12/1/2032 (Citigroup Inc Guaranteed)	50,000	53,023
Salt Verde Finl Corp Gas Rev AZ 5.25% 12/1/2026 (Citigroup Inc Guaranteed)	15,000	15,123
TOTAL GENERAL OBLIGATIONS		123,305
Health Care - 0.2%
Maricopa Cnty Ariz Indl Dev Auth Hosp Rev (Honorhealth Proj.) Series 2021 A, 4% 9/1/2051	135,000	118,961
Maricopa Cnty AZ Ida Rev (Banner Health System Proj.) Series 2016 A, 5% 1/1/2038	260,000	262,858
TOTAL HEALTH CARE		381,819
Transportation - 0.1%
Phoenix AZ Cvc Imp Crp Apr Rev Series 2018, 5% 7/1/2048 (c)	150,000	150,907
TOTAL ARIZONA		2,989,561
California - 21.3%
Education - 2.4%
California Edl Facs Auth Rev (Stanford University Proj.) 5% 3/15/2039	70,000	84,302
California Edl Facs Auth Rev (Stanford University Proj.) Series U 6, 5% 5/1/2045	35,000	41,891
California Educational Facilities Authority (Stanford University Proj.) Series V3, 5% 6/1/2033	175,000	202,180
California St Univ Rev Series 2016A, 3.125% 11/1/2036	230,000	223,302
California St Univ Rev Series 2016A, 3.2% 11/1/2037	150,000	145,396
California St Univ Rev Series 2016A, 5% 11/1/2026	45,000	45,082
California St Univ Rev Series 2016A, 5% 11/1/2045	125,000	125,117
California St Univ Rev Series 2025A, 4.625% 11/1/2056	60,000	61,310
California Stwd Cmnty Dev Auth Student Hsg Rev (Chf Irvine LLC Proj.) Series 2017, 5% 5/15/2042	100,000	100,788
University CA Revs 5% 5/15/2035	250,000	273,888
University CA Revs Series 2017 AY, 5% 5/15/2028	20,000	20,454
University CA Revs Series 2017M, 5% 5/15/2032	75,000	76,541
University CA Revs Series 2017M, 5% 5/15/2036	80,000	81,449
University CA Revs Series 2018 O, 4% 5/15/2048	165,000	161,234
University CA Revs Series 2018 O, 5% 5/15/2058	105,000	106,859
University CA Revs Series 2023 BN, 5% 5/15/2030	150,000	163,621
University CA Revs Series 2023 BQ, 5% 5/15/2035	50,000	56,621
University CA Revs Series 2024 BS, 5% 5/15/2044	20,000	21,993
University CA Revs Series 2024 BV, 5% 5/15/2038	270,000	304,186
University CA Revs Series 2024 BW, 5% 5/15/2031	1,000,000	1,109,389
University CA Revs Series 2025 BZ, 5% 5/15/2029	115,000	123,108
University CA Revs Series 2025 BZ, 5% 5/15/2039	315,000	356,411
University CA Revs Series 2025 CD, 5% 5/15/2036	300,000	352,094
TOTAL EDUCATION		4,237,216
Electric Utilities - 1.3%
Imperial CA Irr Dist Elec Rev Series 2016B 1, 5% 11/1/2046	140,000	140,468
Los Angeles CA Wtr & Pwr Rev Series 2018 A, 5% 7/1/2031	15,000	15,444
Los Angeles CA Wtr & Pwr Rev Series 2019 B, 5% 7/1/2030	55,000	57,727
Los Angeles CA Wtr & Pwr Rev Series 2020 A, 5% 7/1/2027	135,000	138,316
Los Angeles CA Wtr & Pwr Rev Series 2022 A, 5% 7/1/2040	275,000	291,496
Los Angeles CA Wtr & Pwr Rev Series 2023E, 5% 7/1/2038	285,000	310,254
Los Angeles CA Wtr & Pwr Rev Series 2024 B, 5% 7/1/2038	240,000	262,594
Los Angeles CA Wtr & Pwr Rev Series 2024 C, 5% 7/1/2035	595,000	662,449
Los Angeles CA Wtr & Pwr Rev Series 2024 E, 5% 7/1/2054	255,000	264,132
Turlock CA Series 2016, 5% 1/1/2046	205,000	206,213
TOTAL ELECTRIC UTILITIES		2,349,093
Escrowed/Pre-Refunded - 0.4%
Anaheim CA Pub Fin Auth Lease Rev 0% 9/1/2036 (Escrowed to Maturity) (b)	170,000	123,681
California Infra & Econ Dev Bank 5% 7/1/2029 (National Public Finance Guarantee Corporation Insured) (Pre-refunded to 1/1/2028 at 100)	165,000	171,298
Foothill/Estrn Transn CA Toll 0% 1/1/2027 (b)	40,000	39,505
Foothill/Estrn Transn CA Toll 0% 1/1/2029 (b)	195,000	183,501
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2033 (Escrowed to Maturity)	50,000	57,929
Los Angeles CA Uni Sch Dist Cp 5% 10/1/2034 (Pre-refunded to 10/1/2033 at 100)	10,000	11,586
San Diego CA Comm Coll Dist Gen. Oblig. Series 2016, 5% 8/1/2041 (Pre-refunded to 8/1/2026 at 100)	5,000	5,010
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/1/2028 (b)	200,000	193,216
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev Series 1993 CABS, 0% 1/1/2028 (Escrowed to Maturity) (b)	35,000	33,813
State of California Gen. Oblig. 5% 3/1/2035 (Pre-refunded to 3/1/2030 at 100)	5,000	5,443
TOTAL ESCROWED/PRE-REFUNDED		824,982
General Obligations - 10.9%
Antelope Valley CA Cmnty College Dist Gen. Oblig. Series B, 3% 8/1/2050	55,000	42,470
California Community Choice Financing Authority 5% tender 1/1/2055 (Athene Annuity and Life Co Guaranteed) (d)	3,975,000	4,090,252
California Community Choice Financing Authority 5% tender 2/1/2055 (Royal Bank of Canada Guaranteed) (d)	180,000	194,873
California Community Choice Financing Authority Series 2022A 1, 4% tender 5/1/2053 (Morgan Stanley Guaranteed) (d)	670,000	678,081
California Community Choice Financing Authority Series 2024 A 1, 5% tender 5/1/2054 (Morgan Stanley Guaranteed) (d)	275,000	292,648
California Community Choice Financing Authority Series 2025A, 5% tender 1/1/2056 (Athene Annuity and Life Co Guaranteed) (d)	100,000	103,117
California Community Choice Financing Authority Series 2025B, 5% tender 3/1/2056 (Pacific Life Insurance Co Guaranteed) (d)	195,000	208,881
California St Pub Wks Brd Lse 5% 8/1/2033	175,000	193,820
California St Pub Wks Brd Lse Series 2021 C, 4% 11/1/2038	260,000	266,991
California St Pub Wks Brd Lse Series 2024 A, 5% 4/1/2042	350,000	389,167
Central Valley Energy Authority Series 2025, 5% tender 12/1/2055 (Pacific Life Insurance Co Guaranteed) (d)	150,000	160,629
Cerritos CA Cmnty College Dist Gen. Oblig. Series 2019 C, 3% 8/1/2044	25,000	21,559
Chaffey CA Unified Hsd Series D, 4% 8/1/2049	20,000	19,605
Chino Valley CA Uni Sch Dist Series 2017A, 5.25% 8/1/2047	50,000	50,897
City of Fresno Unified School Series 2016A, 4% 8/1/2041	150,000	149,995
Compton CA Uni Sch Dist Series 2019 B, 3% 6/1/2049 (Build America Mutual Assurance Co Insured)	10,000	7,759
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2034 (b)	165,000	128,644
El Camino CA Cmty College Dist Series 2012C, 0% 8/1/2038 (b)	65,000	42,781
Fremont Union High Sch Dist Santa Clara Series 2019 A, 4% 8/1/2046	30,000	29,951
Hayward CA Uni Sch Dist Series 2019 A, 4% 8/1/2048 (Build America Mutual Assurance Co Insured)	200,000	190,517
Livermore Valley CA Jt Uni Sch Series 2019, 4% 8/1/2046	190,000	182,753
Long Beach CA Bd Fin Auth Nat Gas Pur Rev 5% 11/15/2035 (Merrill Lynch & Co Inc Guaranteed)	25,000	27,647
Long Beach CA Uni Sch Dist 0% 8/1/2035 (b)	150,000	112,344
Los Angeles CA Ccd Gen. Oblig. Series 2024, 5% 8/1/2030	15,000	16,592
Los Angeles CA Ccd Gen. Oblig. Series D, 5% 8/1/2028	145,000	153,464
Los Angeles CA Ccd Gen. Oblig. Series F, 5% 8/1/2031	100,000	112,583
Los Angeles CA Ccd Gen. Oblig. Series L 1, 5% 8/1/2036	10,000	11,230
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2033	35,000	39,834
Los Angeles CA Uni Sch Dist Cp (Los Angeles Unified School District/CA Proj.) 5% 10/1/2034	5,000	5,673
Los Angeles Cnty CA Pub Wks (Los Angeles Cnty Calif Proj.) Series 2025J, 5.25% 12/1/2054	350,000	381,375
Los Angeles Unified School District/CA Series 2018 B 1, 5% 7/1/2033	240,000	248,339
Los Angeles Unified School District/CA Series 2018 B 1, 5.25% 7/1/2042	50,000	51,551
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2028	130,000	136,926
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2029	220,000	236,836
Los Angeles Unified School District/CA Series 2019A, 5% 7/1/2030	50,000	53,758
Los Angeles Unified School District/CA Series 2020 C, 4% 7/1/2032	25,000	26,285
Los Angeles Unified School District/CA Series 2020 C, 5% 7/1/2030	60,000	65,943
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2033	130,000	149,199
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2036	15,000	17,078
Los Angeles Unified School District/CA Series 2023 QRR, 5% 7/1/2043	25,000	27,564
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2029	250,000	269,132
Los Angeles Unified School District/CA Series 2024A, 5% 7/1/2031	630,000	705,078
M-S-R Energy Auth Calif Gas Rev 6.125% 11/1/2029 (Citigroup Inc Guaranteed)	40,000	42,046
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	50,000	61,815
M-S-R Energy Auth Calif Gas Rev 6.5% 11/1/2039 (Citigroup Inc Guaranteed)	30,000	37,088
Marin Healthcare District Gen. Oblig. Series 2017A, 4% 8/1/2047	135,000	128,857
Montebello CA Unified Sch Dist Series 2016A, 5% 8/1/2041	50,000	50,068
Napa Valley CA Uni Sch Dist 4% 8/1/2044 (Assured Guaranty Inc Insured)	175,000	175,013
Newport Mesa CA Uni Sch Dist 0% 8/1/2036 (b)	230,000	165,914
Newport Mesa CA Uni Sch Dist Series 2017, 0% 8/1/2039 (b)	495,000	296,641
Oakland CA Uni Sch Dist Alameda Cnty Series 2021 A, 4% 8/1/2046 (Build America Mutual Assurance Co Insured)	205,000	200,424
Palo Alto Calif Uni Sch Dist 0% 8/1/2033 (b)	35,000	28,583
Poway CA Unified Sch Dist 0% 8/1/2046 (b)	190,000	80,170
Sacramento CA Fin Auth 0% 12/1/2034 (National Public Finance Guarantee Corporation Insured) (b)	90,000	68,947
San Bernardino CA Cmnty College Dist Gen. Oblig. 0% 8/1/2048 (b)	5,000	1,975
San Bernardino CA Cmnty College Dist Gen. Oblig. Series E, 4.125% 8/1/2049	40,000	40,093
San Diego CA Uni Sch Dist 0% 7/1/2030 (b)	35,000	31,308
San Diego CA Uni Sch Dist 0% 7/1/2038 (b)	250,000	166,880
San Diego CA Uni Sch Dist 0% 7/1/2043 (b)	10,000	5,330
San Diego CA Uni Sch Dist 0% 7/1/2049 (b)	125,000	46,038
San Diego CA Uni Sch Dist Series 2017 K 2, 0% 7/1/2031 (b)	430,000	363,043
San Diego CA Uni Sch Dist Series 2022 F 2, 5% 7/1/2029	105,000	113,095
San Diego CA Uni Sch Dist Series G 1, 5.25% 7/1/2028 (Assured Guaranty Inc Insured)	25,000	26,464
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2019 B 1, 3% 8/1/2049	200,000	156,171
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series 2022D 1, 4.125% 8/1/2052	195,000	193,020
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 4% 8/1/2042	10,000	10,011
San Fran CA Bay Area Rpd Trans Dist Gen. Oblig. Series A 1, 5% 8/1/2047	80,000	81,081
San Francisco CA City & Cnty Gen. Oblig. Series 2022 R1, 5% 6/15/2028	155,000	163,292
San Jose California Gen. Oblig. Series 2019 C, 5% 9/1/2030	265,000	283,749
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2033 (National Public Finance Guarantee Corporation Insured) (b)	130,000	104,733
San Mateo Cnty Calif Cmnty Col Dist Gen. Oblig. 0% 9/1/2035 (National Public Finance Guarantee Corporation Insured) (b)	200,000	149,163
Santa Clara CA Uni Sch Dist Series 2019, 4% 7/1/2048	35,000	34,447
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) 3% 5/15/2037	200,000	187,859
Santa Clara Cnty CA Fing Lease (Santa Clara Cnty CA Proj.) Series 2019 A, 3.125% 5/1/2047	225,000	186,246
Saugus Union School District School Facilities Improvement District No 2014-1 Series C, 2.375% 8/1/2044	150,000	113,877
State Center CA Cmnty College Dist Gen. Oblig. Series 2020 B, 2.25% 8/1/2045	250,000	181,138
State of California Gen. Oblig. 2% 11/1/2036	60,000	50,781
State of California Gen. Oblig. 3% 10/1/2033	70,000	69,942
State of California Gen. Oblig. 3% 10/1/2034	50,000	49,610
State of California Gen. Oblig. 3% 10/1/2037	190,000	179,349
State of California Gen. Oblig. 3% 11/1/2035	250,000	246,932
State of California Gen. Oblig. 3% 11/1/2041	185,000	168,460
State of California Gen. Oblig. 3% 11/1/2050	575,000	459,070
State of California Gen. Oblig. 3% 3/1/2028	50,000	50,448
State of California Gen. Oblig. 4% 3/1/2050	40,000	39,663
State of California Gen. Oblig. 4% 8/1/2037	25,000	25,157
State of California Gen. Oblig. 5% 10/1/2029	175,000	188,945
State of California Gen. Oblig. 5% 10/1/2048	100,000	102,536
State of California Gen. Oblig. 5% 11/1/2027	50,000	51,820
State of California Gen. Oblig. 5% 11/1/2029	120,000	129,783
State of California Gen. Oblig. 5% 3/1/2030	115,000	125,041
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,230
State of California Gen. Oblig. 5% 3/1/2032	50,000	54,230
State of California Gen. Oblig. 5% 3/1/2035	215,000	232,000
State of California Gen. Oblig. 5% 4/1/2029	140,000	149,626
State of California Gen. Oblig. 5% 4/1/2030	100,000	106,770
State of California Gen. Oblig. 5% 8/1/2035	800,000	937,560
State of California Gen. Oblig. 5% 9/1/2031	230,000	256,723
State of California Gen. Oblig. 5% 9/1/2033	145,000	166,653
State of California Gen. Oblig. Series 2016, 3% 9/1/2033	355,000	350,786
State of California Gen. Oblig. Series 2016, 5% 9/1/2045	10,000	10,014
State of California Gen. Oblig. Series 2016B, 5% 9/1/2030	15,000	15,058
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	75,000	77,729
State of California Gen. Oblig. Series 2017, 5% 11/1/2027	65,000	67,365
State of California Gen. Oblig. Series 2017, 5% 11/1/2031	100,000	103,088
Sunnyvale CA Fin Auth Lease Rev Series 2020, 4% 4/1/2050	380,000	372,240
Sweetwater CA Un High Sch Dist Series 2016, 4% 8/1/2042	350,000	349,990
Twin Rivers Uni Sch Dist Calif 0% 8/1/2041 (Assured Guaranty Inc Insured) (b)	135,000	71,062
West Hollywood Public Financing Authority Series 2016, 3% 4/1/2041	140,000	122,655
William S Hart Uni High School Dist 0% 8/1/2033 (b)	50,000	40,267
Yuba CA Gen. Oblig. Series 2016, 3% 8/1/2036	165,000	156,534
TOTAL GENERAL OBLIGATIONS		19,900,517
Health Care - 1.7%
California Health Facilities Financing Authority (Adventist Health System-West Proj.) Series 2024A, 5% 12/1/2028	380,000	397,576
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series 2006C, 5% tender 6/1/2041 (d)	330,000	354,022
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 1, 5% 11/1/2027	40,000	41,466
California Health Facilities Financing Authority (Kaiser Permanente Hlth System Proj.) Series A 2, 5% 11/1/2047	70,000	78,841
California Health Facilities Financing Authority (Providence Health Systems Proj.) Series 2016A, 3% 10/1/2041	75,000	65,247
California Health Facilities Financing Authority (Providence St Joseph Health Obligated Group Proj.) 5% tender 10/1/2050 (d)	100,000	111,304
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 4% 11/15/2040	100,000	99,457
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 5% 11/15/2031	490,000	506,432
California Health Facilities Financing Authority (Stanford Health Care Proj.) Series 2017 A, 5% 11/15/2036	100,000	102,819
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 4% 11/15/2038	150,000	150,057
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2016B, 5% 11/15/2046	15,000	15,039
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 4% 11/15/2042	65,000	63,543
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2026	35,000	35,333
California Health Facilities Financing Authority (Sutter Health Systems CA Proj.) Series 2018 A, 5% 11/15/2033	25,000	25,753
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2033	260,000	260,039
California Hlth Facs Fin Auth (Adventist Health System-West Proj.) Series 2013 A, 4% 3/1/2043	35,000	32,819
California Statewide Community Development Authority Rev (Front Porch Community CA Proj.) Series 2017A, 5% 4/1/2047	55,000	55,115
California Statewide Community Development Authority Rev (Huntington Mem Hosp Proj.) Series 2018, 5% 7/1/2048	260,000	265,242
California Statewide Community Development Authority Rev (Kaiser Permanente Hlth System Proj.) Series 2004 J, 5% tender 4/1/2036 (d)	25,000	26,820
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 4% 5/15/2053	265,000	251,465
Univ CA Regts Med Ctr Pooled Rev Series 2022 P, 5% 5/15/2041	135,000	146,600
Upland CA Ctfs Partn (San Antonio Community Hosp,Ca Proj.) 5% 1/1/2047	80,000	80,363
TOTAL HEALTH CARE		3,165,352
Lease Revenue - 0.1%
California Infrastructure & Economic Dev Bank Lease Rev (California State Teachers' Retirement System Proj.) 5% 8/1/2044	170,000	177,528
Garden Grove Calif Pub Fing Auth Lease Rev Series 2024A, 4% 4/1/2054 (Build America Mutual Assurance Co Insured)	65,000	61,715
TOTAL LEASE REVENUE		239,243
Other - 0.2%
California Infrastructure & Economic Development Bank (CA Academy of Science Proj.) Series 2021 B, 4% 5/1/2046	200,000	196,993
California Infrastructure & Economic Development Bank (J Paul Getty Trust/The Proj.) Series 2023A, 5% 4/1/2033	30,000	34,718
Los Angeles CA Dept Arpts Rev 5% 5/15/2050	125,000	133,440
TOTAL OTHER		365,151
Special Tax - 0.6%
Anaheim CA Pub Fin Auth Lease Rev (Anaheim CA Lpmr Disney Proj.) Series 1997 C, 0% 9/1/2028 (Assured Guaranty Inc Insured) (b)	95,000	89,445
Irvine Calif Facs Fing Auth Spl Tax Rev Series 2023A, 4% 9/1/2058 (Build America Mutual Assurance Co Insured)	160,000	149,316
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2019 A, 5% 7/1/2044	45,000	46,869
Los Angeles Cnty CA Metro Trans Auth Sales Tax Rev Series 2021 A, 5% 7/1/2044	190,000	204,519
Sacramento CA Transn Auth Sales Tax Rev Series 2023, 5% 10/1/2033	140,000	163,360
Sacramento Calif Transient Occupancy Tax Rev Series 2018 A, 5% 6/1/2043	55,000	56,769
San Francisco CA BART Dist Tax Series 2019 A, 3% 7/1/2044	5,000	4,295
Santa Clara Valley CA Trans Auth Sales Tax Rev 5% 4/1/2033	185,000	214,100
Westminster Calif Redev Agy Successor Agy Tax Allocation Series 2016, 3% 11/1/2041 (Build America Mutual Assurance Co Insured)	125,000	106,885
TOTAL SPECIAL TAX		1,035,558
Transportation - 1.9%
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2038	390,000	390,435
Bay Area Toll Auth CA Bridge Rev Series 2017 S 7, 4% 4/1/2047	5,000	4,920
Burbank Glendale Pasadena Arpt Auth Calif Arpt Rev Series 2024A, 4% 7/1/2054 (Assured Guaranty Inc Insured)	205,000	198,195
California Mun Fn Auth Rev (Linxs Apm Project Proj.) Series 2018 A, 5% 12/31/2028 (c)	60,000	62,194
Foothill/Estrn Transn CA Toll Series B 1, 3.95% 1/15/2053 (d)	155,000	141,796
Los Angeles CA Dept Arpts Rev Series 2018 B, 5% 5/15/2034 (c)	10,000	10,326
Los Angeles CA Dept Arpts Rev Series 2018 C, 5% 5/15/2037 (c)	75,000	76,660
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2031 (c)	80,000	84,426
Los Angeles CA Dept Arpts Rev Series 2018 D, 5% 5/15/2032 (c)	225,000	236,975
Los Angeles CA Dept Arpts Rev Series 2019 A, 5% 5/15/2049 (c)	230,000	232,607
Los Angeles CA Dept Arpts Rev Series 2019 D, 5% 5/15/2049 (c)	270,000	272,071
Los Angeles CA Dept Arpts Rev Series 2020 A, 5% 5/15/2040	20,000	21,249
Los Angeles CA Dept Arpts Rev Series 2021B, 5% 5/15/2048	165,000	172,160
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series 2021A, 4% 7/1/2056	545,000	521,456
San Diego Cnty CA Reg Arpt Auth Arpt Rev Series A, 5% 7/1/2047	50,000	50,582
San Francisco CA City & County Airports Commission International Airport Revenue 4% 5/1/2052 (c)	500,000	453,552
San Francisco CA City & County Airports Commission International Airport Revenue Series 2017A, 5% 5/1/2047 (c)	40,000	40,184
San Francisco CA City & County Airports Commission International Airport Revenue Series 2019 A, 5% 5/1/2049 (c)	25,000	25,299
San Francisco CA City & County Airports Commission International Airport Revenue Series 2023 C, 5.75% 5/1/2048 (c)	275,000	299,911
San Francisco CA City & County Airports Commission International Airport Revenue Series 2025 A, 5.25% 5/1/2055 (c)	200,000	210,011
San Joaquin Hills CA Transn Corridor Agy Toll Rd Rev 0% 1/15/2032 (National Public Finance Guarantee Corporation Insured) (b)	30,000	25,073
San Jose Calif Arpt Rev Series 2017B, 5% 3/1/2042	45,000	45,499
TOTAL TRANSPORTATION		3,575,581
Water & Sewer - 1.8%
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2035	15,000	17,092
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) 5% 10/1/2052	20,000	21,070
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2017, 5% 10/1/2029	405,000	413,285
California Infrastructure & Economic Development Bank (CA St Clean Water Revolving Fund Proj.) Series 2018, 5% 10/1/2026	25,000	25,161
California St Dept Wtr Res Cen Series BA, 5% 12/1/2032	65,000	69,753
California St Dept Wtr Res Cen Series BB, 5% 12/1/2035	200,000	218,965
City of Los Angeles CA Wastewater System Revenue Series 2025A, 5% 6/1/2035	100,000	118,401
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2022 B, 4% 7/1/2049	140,000	134,450
Los Angeles CA Dep Wtr & Pwr Wtrwks Rev Series 2024B, 5% 7/1/2036	305,000	339,622
Metropolitan Wtr Dist Southn Calif Series 2020 C, 5% 7/1/2039	225,000	242,826
Metropolitan Wtr Dist Southn Calif Series 2020A, 5% 7/1/2027	140,000	143,817
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2031	200,000	226,906
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2032	235,000	271,047
Sacramento Cnty CA Santn Dist Series 2021, 5% 12/1/2033	15,000	16,917
San Diego CA Pub Facs Fing Auth Wtr Rev 5.25% 8/1/2047	30,000	30,980
San Diego County Water Authority 5% 5/1/2047	140,000	149,134
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2032	190,000	217,738
San Francisco CA Pub Util Comm Wstwtr Rev Series 2023A, 5% 10/1/2034	230,000	262,250
San Francisco CA Pub Util Comm Wtr Rev Series 2020 SUB A, 5% 11/1/2050	185,000	192,916
San Mateo Foster City Calif Pub Fing Auth Wastewater Rev (City of San Mateo CA Sewer Revenue Proj.) Series 2019, 5% 8/1/2049	15,000	15,712
Upper Santa Clara Vy Jt Pwrs Auth Calif Rev Series 2020 A, 4% 8/1/2050	85,000	81,994
TOTAL WATER & SEWER		3,210,036
TOTAL CALIFORNIA		38,902,729
Colorado - 1.7%
General Obligations - 0.3%
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2020 A, 3% 12/15/2036	105,000	99,089
Colorado Ctfs of Prtn (Colorado St Proj.) Series 2021A, 4% 12/15/2038	285,000	289,111
Denver CO Cty & Cnty Sch Dis 1 Series 2025A, 5.25% 12/1/2038	160,000	184,696
TOTAL GENERAL OBLIGATIONS		572,896
Health Care - 0.9%
Colorado Health Facilities Authority (Advent Health Proj.) Series 2018A, 4% 11/15/2048	150,000	134,591
Colorado Health Facilities Authority (Advent Health Proj.) Series 2021 A, 4% 11/15/2050	20,000	17,944
Colorado Health Facilities Authority (Advent Health Proj.) Series A 1, 5% tender 11/15/2058 (d)	290,000	303,359
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2037	135,000	135,252
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2039	655,000	649,367
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 4% 8/1/2044	55,000	52,688
Colorado Health Facilities Authority (CommonSpirit Health Proj.) Series 2019 A 1, 5% 8/1/2032	120,000	126,054
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2019 A, 5% 1/1/2030	105,000	112,985
Colorado Health Facilities Authority (IHC Health Services Inc Proj.) Series 2022 A, 4% 5/15/2052	190,000	171,313
TOTAL HEALTH CARE		1,703,553
Transportation - 0.5%
Denver CO City & Cnty Arpt 5% 11/15/2042 (c)	165,000	174,698
Denver CO City & Cnty Arpt Series 2017 A, 5% 11/15/2028 (c)	30,000	30,858
Denver CO City & Cnty Arpt Series 2018 A, 5% 12/1/2036 (c)	60,000	67,300
Denver CO City & Cnty Arpt Series 2022A, 5% 11/15/2041 (c)	245,000	260,333
Denver CO City & Cnty Arpt Series 2022B, 5% 11/15/2047	150,000	157,468
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2030 (National Public Finance Guarantee Corporation Insured) (b)	25,000	22,240
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2031 (National Public Finance Guarantee Corporation Insured) (b)	50,000	43,041
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2032 (National Public Finance Guarantee Corporation Insured) (b)	25,000	20,786
E-470 Pub Hwy Auth Colo Rev 0% 9/1/2037 (National Public Finance Guarantee Corporation Insured) (b)	100,000	57,276
TOTAL TRANSPORTATION		834,000
TOTAL COLORADO		3,110,449
Connecticut - 1.4%
Education - 0.0%
Connecticut St Health & Edl Facs Auth Revenue (Yale University Proj.) Series 2015A, 5% 7/1/2035	110,000	128,064
General Obligations - 0.8%
Connecticut St Gen. Oblig. 4% 6/1/2031	30,000	31,307
Connecticut St Gen. Oblig. Series 2018 D, 5% 4/15/2027	105,000	107,094
Connecticut St Gen. Oblig. Series 2018 E, 5% 9/15/2028	370,000	389,835
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2027	25,000	25,498
Connecticut St Gen. Oblig. Series 2019 A, 5% 4/15/2035	480,000	505,994
Connecticut St Gen. Oblig. Series 2025A, 5% 3/15/2033	210,000	237,681
Connecticut St Gen. Oblig. Series A, 5% 4/15/2027	25,000	25,499
Connecticut St Gen. Oblig. Series E, 3.375% 10/15/2036	175,000	173,609
TOTAL GENERAL OBLIGATIONS		1,496,517
Special Tax - 0.6%
Connecticut St Spl Tax Oblig 4% 5/1/2037	35,000	35,854
Connecticut St Spl Tax Oblig Series 2018 A, 5% 1/1/2027	35,000	35,438
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2028	120,000	126,549
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2033	10,000	10,468
Connecticut St Spl Tax Oblig Series 2018 B, 5% 10/1/2036	85,000	88,522
Connecticut St Spl Tax Oblig Series 2020 A, 5% 5/1/2030	200,000	217,283
Connecticut St Spl Tax Oblig Series 2023B, 5% 7/1/2031	265,000	293,240
Connecticut St Spl Tax Oblig Series A, 4% 9/1/2035	145,000	145,285
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2030	60,000	60,216
Connecticut St Spl Tax Oblig Series A, 5% 9/1/2031	5,000	5,018
TOTAL SPECIAL TAX		1,017,873
TOTAL CONNECTICUT		2,642,454
Delaware - 0.1%
General Obligations - 0.0%
Delaware St Gen. Oblig. Series 2021, 5% 2/1/2029	45,000	47,856
Health Care - 0.1%
Delaware St Hlth Facs Auth Rev (Christiana Health Svcs Proj.) Series 2020 A, 4% 10/1/2049	155,000	139,138
TOTAL DELAWARE		186,994
District Of Columbia - 0.9%
Education - 0.0%
District Columbia Univ Rev (Georgetown Univ, DC Proj.) Series 2017, 5% 4/1/2031	25,000	25,365
General Obligations - 0.4%
District Columbia Gen. Oblig. 5% 10/15/2044	15,000	15,567
District Columbia Gen. Oblig. Series 2017D, 5% 6/1/2042	35,000	35,500
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2031	95,000	100,756
District Columbia Gen. Oblig. Series 2019 A, 5% 10/15/2040	295,000	307,757
District Columbia Gen. Oblig. Series 2024B, 5% 8/1/2033	300,000	341,061
TOTAL GENERAL OBLIGATIONS		800,641
Special Tax - 0.4%
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2029	190,000	204,375
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2030	120,000	128,759
District Columbia Income Tax Rev Series 2019 C, 5% 10/1/2033	205,000	218,485
District Columbia Income Tax Rev Series 2020 C, 4% 5/1/2040	195,000	195,284
TOTAL SPECIAL TAX		746,903
Water & Sewer - 0.1%
District Columbia Wtr & Swr Auth Pub Util Rev Series 2019 A, 5% 10/1/2044	130,000	135,433
TOTAL DISTRICT OF COLUMBIA		1,708,342
District Of Columbia,Maryland,Virginia - 0.2%
Special Tax - 0.2%
Washington DC Met Area Tran Auth Rev Series 2017B, 5% 7/1/2042	70,000	71,064
Washington Metropolitan Area Transit Authority 5.5% 7/15/2060	110,000	118,185
Washington Metropolitan Area Transit Authority Series 2021 A, 5% 7/15/2046	150,000	155,663
TOTAL DISTRICT OF COLUMBIA,MARYLAND,VIRGINIA		344,912
District Of Columbia,Virginia - 0.4%
Transportation - 0.4%
Metropolitan Wash DC Arpts Ath Series 2018 A, 5% 10/1/2027 (c)	65,000	66,765
Metropolitan Wash DC Arpts Ath Series 2021 A, 4% 10/1/2041 (c)	205,000	200,379
Metropolitan Wash DC Arpts Ath Series 2025A, 5.5% 10/1/2055 (c)	100,000	106,909
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2031 (Assured Guaranty Inc Insured) (b)	35,000	29,418
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2034 (Assured Guaranty Inc Insured) (b)	70,000	52,005
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev 0% 10/1/2036 (Assured Guaranty Inc Insured) (b)	20,000	13,568
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 3% 10/1/2050 (Assured Guaranty Inc Insured)	130,000	96,128
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2044	100,000	96,605
Metropolitan Wash DC Arpts Auth Dulles Toll Rd Rev Series 2019 B, 4% 10/1/2053	45,000	39,228
TOTAL DISTRICT OF COLUMBIA,VIRGINIA		701,005
Florida - 3.0%
Education - 0.1%
Miami-Dade Cnty FL Edl Fac Rev (University of Miami, FL Proj.) Series 2015A, 4% 4/1/2045	100,000	96,474
Electric Utilities - 0.1%
Jacksonville FL Elec Auth Sys Rev Series 2017B, 5% 10/1/2027	125,000	128,774
Jacksonville FL Elec Auth Sys Rev Series THREE 2024A, 5% 10/1/2032 (Assured Guaranty Inc Insured)	100,000	112,556
Putnam Cnty Fla Dev Auth Pcr (Seminole Electric Coop Inc Proj.) Series 2018 A, 5% 3/15/2042	90,000	91,498
TOTAL ELECTRIC UTILITIES		332,828
Escrowed/Pre-Refunded - 0.0%
Greater Orlando Aviation Auth 5% 10/1/2030 (Pre-refunded to 10/1/2027 at 100) (c)	60,000	61,737
General Obligations - 0.3%
Florida St Gen. Oblig. Series 2021 B, 5% 7/1/2032	115,000	129,837
Hillsborough Cnty FL Sch Brd 5% 7/1/2029	75,000	79,971
Miami-Dade Cnty FL Seaport Rev (Miami-Dade Cnty FL Proj.) Series SUB 2021 B2, 4% 10/1/2043	160,000	159,806
Miami-Dade Cnty FL Spl Oblig Series 2023 A, 5% 4/1/2048	160,000	165,639
TOTAL GENERAL OBLIGATIONS		535,253
Health Care - 0.5%
Hillsborough Cnty Fla Indl Dev Auth Health Sys Rev (Baycare Health System Proj.) Series 2024C, 5.25% 11/15/2049	100,000	106,279
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2016B, 4% 10/1/2045	65,000	61,238
Orange Cnty FL Health Facs Auth Rev (Orange County Health Facilities Authority Proj.) Series 2022, 4% 10/1/2052	190,000	169,152
Palm Beach Cnty FL Health Facs Auth Retirement Cmnty Rev (Acts Ret-Life Cmntys Inc Proj.) Series 2016, 5% 11/15/2032	25,000	25,089
South Miami FL Hlth Fcs Hsp Rv (Baptist Health Sys of So FL Proj.) Series 2017, 5% 8/15/2032	520,000	531,731
Tampa FL Health Sys Rev (Baycare Health System Proj.) Series 2016 A, 4% 11/15/2046	140,000	132,706
TOTAL HEALTH CARE		1,026,195
Special Tax - 0.2%
County of Broward FL Tourist Development Tax Revenue Series 2021, 4% 9/1/2051	225,000	199,772
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2044 (b)	155,000	71,741
Miami-Dade Cnty FL Spl Oblig 0% 10/1/2046 (b)	10,000	4,100
Miami-Dade Cnty FL Spl Oblig Series 2009, 0% 10/1/2047 (b)	50,000	19,296
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2031 (b)	5,000	4,104
Miami-Dade Cnty FL Spl Oblig Series 2016, 0% 10/1/2032 (b)	15,000	11,789
Miami-Dade Cty FL Sports Fac Tax 0% 10/1/2048 (Assured Guaranty Inc Insured) (b)	15,000	5,551
Orange Cnty FL Tourist Dev Tax Series 2016 B, 4% 10/1/2036	30,000	30,099
Tampa FL Tax Alloc 0% 9/1/2053 (b)	5,000	1,243
TOTAL SPECIAL TAX		347,695
Transportation - 0.7%
Broward Cnty FL Arpt Sys Rev Series 2019 A, 5% 10/1/2049 (c)	100,000	101,030
Florida St Dept Transn Tpk Rev Series 2016 B, 2.625% 7/1/2027	60,000	59,974
Florida St Dept Transn Tpk Rev Series 2025C, 5% 7/1/2055	100,000	104,372
Greater Orlando Aviation Auth 5% 10/1/2036 (c)	160,000	162,934
Greater Orlando Aviation Auth Series 2022 A, 4% 10/1/2052 (c)	230,000	205,557
Miami-Dade Cnty FL Aviat Rev 4% 10/1/2039	130,000	130,371
Miami-Dade Cnty FL Aviat Rev 5% 10/1/2041	20,000	20,110
Miami-Dade Cnty FL Aviat Rev Series 2019A, 5% 10/1/2049 (c)	320,000	322,242
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2016 B, 4% 7/1/2040	20,000	19,999
Orlando-Orange County Expressway Authority (Central Florida Expressway Authority Proj.) Series 2019 B, 5% 7/1/2044	125,000	130,295
TOTAL TRANSPORTATION		1,256,884
Water & Sewer - 1.1%
Broward Cnty FL Wtr & Swr Util Series 2019 A, 4% 10/1/2043	200,000	197,547
JEA FL Wtr & Swr Sys Rev Series 2020 A, 3% 10/1/2036	475,000	454,359
Miami Beach Fla Wtr & Swr Rev Series 2017, 5% 9/1/2047	115,000	116,122
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017 B, 3.125% 10/1/2039	85,000	78,391
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2039	75,000	75,105
Miami-Dade Cnty FL Wtr & Swr Rev Series 2017A, 4% 10/1/2040	250,000	250,293
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019 B, 3% 10/1/2049	10,000	7,572
Miami-Dade Cnty FL Wtr & Swr Rev Series 2019, 5% 10/1/2046	165,000	168,925
Miami-Dade Cnty FL Wtr & Swr Rev Series 2024A, 4.125% 10/1/2050	160,000	151,163
Tampa Bay Water Series 2020 A, 5% 10/1/2054	260,000	268,333
TOTAL WATER & SEWER		1,767,810
TOTAL FLORIDA		5,424,876
Georgia - 2.5%
Education - 0.2%
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 4% 9/1/2041	245,000	244,971
Private Colgs & Unvs Ath GA Rv (Emory University GA Proj.) Series 2020 B, 5% 9/1/2030	100,000	109,212
TOTAL EDUCATION		354,183
Electric Utilities - 0.1%
Burke Cnty GA Dev Auth Pcr (Oglethorpe Power Corp Proj.) Series 2017 D, 4.125% 11/1/2045	20,000	19,554
Georgia Mun Elec Auth Pwr Rev Series HH, 4.125% 1/1/2049 (Assured Guaranty Inc Insured)	175,000	168,590
TOTAL ELECTRIC UTILITIES		188,144
General Obligations - 1.7%
Georgia St Gen. Oblig. Series 2018A, 3% 7/1/2033	25,000	24,885
Georgia St Gen. Oblig. Series 2018A, 4% 7/1/2034	155,000	158,021
Georgia St Gen. Oblig. Series 2018A, 5% 7/1/2027	5,000	5,135
Georgia St Gen. Oblig. Series 2021 A, 4% 7/1/2035	105,000	109,675
Georgia St Gen. Oblig. Series 2022C, 5% 7/1/2031	215,000	239,326
Gwinnett Cnty GA Sch Dist Series 2019, 5% 2/1/2039	100,000	104,648
Main Street Natural Gas Inc 4% tender 5/1/2052 (Citigroup Inc Guaranteed) (d)	200,000	203,133
Main Street Natural Gas Inc Series 2019 A, 4% 5/15/2039 (Macquarie Group Ltd Guaranteed)	235,000	230,590
Main Street Natural Gas Inc Series 2022A, 4% tender 9/1/2052 (Citigroup Inc Guaranteed) (d)	1,000,000	1,018,881
Main Street Natural Gas Inc Series 2024 A 1, 5% tender 5/1/2054 (Royal Bank of Canada Guaranteed) (d)	700,000	748,267
Main Street Natural Gas Inc Series 2024E, 5% tender 5/1/2055 (Citigroup Inc Guaranteed) (d)	230,000	245,311
TOTAL GENERAL OBLIGATIONS		3,087,872
Health Care - 0.4%
Brookhaven Development Authority (Childrens Healthcare of Atlanta Proj.) Series 2019 A, 4% 7/1/2049	105,000	97,321
Cobb Cnty GA Kennestone Hosp Series 2022A, 4% 4/1/2052	70,000	63,455
Gainesville & Hall Cnty GA Hsp Ath Rev (Northeast Georgia Healthcare Proj.) Series A, 5% 2/15/2045	255,000	256,340
Griffin-Spalding Cnty GA Hosp Rev (Wellstar Health System Inc Proj.) 3.75% 4/1/2047	275,000	242,166
Savannah GA Candler Hosp (St Joseph Candler Health Proj.) Series 2019A, 3.125% 7/1/2044	110,000	94,287
TOTAL HEALTH CARE		753,569
Transportation - 0.1%
Atlanta GA Arpt Rev Series 2019 B, 4% 7/1/2049 (c)	125,000	114,551
Georgia Port Authority Series 2021, 3% 7/1/2046	150,000	121,173
TOTAL TRANSPORTATION		235,724
Water & Sewer - 0.0%
County of Paulding GA Water & Sewerage Revenue Series 2016, 3% 12/1/2048	20,000	15,513
TOTAL GEORGIA		4,635,005
Hawaii - 0.3%
General Obligations - 0.2%
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2027	50,000	50,613
Hawaii St Gen. Oblig. Series 2018 FT, 5% 1/1/2032	65,000	67,188
Hawaii St Gen. Oblig. Series FG, 5% 10/1/2030	30,000	30,178
Honolulu HI City & Cnty Gen. Oblig. Series 2020 B, 5% 3/1/2028	165,000	172,139
TOTAL GENERAL OBLIGATIONS		320,118
Transportation - 0.1%
Hawaii St Arpts Sys Rev Series 2020 A, 4% 7/1/2035 (c)	80,000	80,345
Hawaii St Arpts Sys Rev Series 2020 D, 4% 7/1/2039	100,000	101,260
TOTAL TRANSPORTATION		181,605
TOTAL HAWAII		501,723
Idaho - 0.2%
Health Care - 0.1%
Idaho Health Facs Auth Rev (St Lukes Regional Med Ctr, Id Proj.) 5% tender 3/1/2060 (d)	190,000	206,673
Transportation - 0.1%
Idaho Hsg & Fin Assn (Idaho St Garvee Proj.) Series 2021A, 4% 7/15/2038	105,000	106,177
TOTAL IDAHO		312,850
Illinois - 4.7%
Education - 0.2%
Illinois Fin Auth Rev (Rosalind Franklin University Proj.) Series A, 5% 8/1/2042	50,000	50,062
Illinois Fin Auth Rev (Univ of Chicago, IL Proj.) Series 2018 A, 5% 10/1/2048	20,000	20,189
Illinois Finance Authority Rev (Bradley University Proj.) Series 2021 A, 4% 8/1/2043	80,000	72,014
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2021 A, 5% 10/1/2032	100,000	111,657
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5% 4/1/2033	35,000	39,301
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024 A, 5.25% 4/1/2045	20,000	21,631
Illinois Finance Authority Rev (Univ of Chicago, IL Proj.) Series 2024B, 5% 4/1/2034	15,000	17,006
TOTAL EDUCATION		331,860
General Obligations - 1.8%
Chicago IL Gen. Oblig. 5% 1/1/2041	370,000	374,326
Chicago IL Gen. Oblig. Series 1999, 0% 1/1/2033 (b)	50,000	39,028
Chicago IL Gen. Oblig. Series 2019A, 5% 1/1/2040	90,000	90,425
Chicago IL Gen. Oblig. Series 2021 A, 4% 1/1/2035	35,000	33,991
Cook Cnty IL Gen. Oblig. Series 2018, 5% 11/15/2034	100,000	100,687
Illinois St Gen. Oblig. 5% 12/1/2036	25,000	27,250
Illinois St Gen. Oblig. Series 2017 A, 4.5% 12/1/2041	35,000	35,051
Illinois St Gen. Oblig. Series 2017C, 5% 11/1/2029	10,000	10,299
Illinois St Gen. Oblig. Series 2017D, 3.25% 11/1/2026	40,000	40,054
Illinois St Gen. Oblig. Series 2017D, 5% 11/1/2028	140,000	144,199
Illinois St Gen. Oblig. Series 2019 C, 4% 11/1/2044	25,000	23,561
Illinois St Gen. Oblig. Series DECEMBER 2021 A, 5% 12/1/2031	20,000	21,862
Illinois St Gen. Oblig. Series DECEMBER 2021 B, 3% 12/1/2041	390,000	323,509
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2030	210,000	210,015
Illinois St Gen. Oblig. Series JUNE 2016, 3.5% 6/1/2031	70,000	69,999
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2027	50,000	50,747
Illinois St Gen. Oblig. Series MARCH 2021 A, 5% 3/1/2030	160,000	171,454
Illinois St Gen. Oblig. Series MAY 2023D, 5% 7/1/2032	160,000	175,770
Illinois St Gen. Oblig. Series MAY 2024 B, 5% 5/1/2037	780,000	851,273
Illinois St Gen. Oblig. Series MAY 2024 B, 5.25% 5/1/2049	100,000	103,626
Illinois St Gen. Oblig. Series OCT 2020 C, 4% 10/1/2040	85,000	82,661
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2030	80,000	85,635
Illinois St Gen. Oblig. Series OCTOBER 2024, 5% 2/1/2033	185,000	204,136
TOTAL GENERAL OBLIGATIONS		3,269,558
Health Care - 0.2%
Illinois Fin Auth Rev (Osf Healthcare System Proj.) Series 2016, 3.25% 5/15/2039	160,000	140,751
Illinois Fin Auth Rev (Riverside Health System, IL Proj.) Series 2016, 3.25% 11/15/2045	15,000	12,838
Illinois Finance Authority Rev (Advocate Aurora Health Inc Proj.) Series 2015, 4.125% 5/1/2045	125,000	118,137
Illinois Finance Authority Rev (Osf Healthcare System Proj.) Series 2020 A, 3% 5/15/2050	80,000	57,109
TOTAL HEALTH CARE		328,835
Housing - 0.1%
Illinois Housing Development Authority Series 2023 H, 5.75% 10/1/2053	195,000	207,360
Special Tax - 0.9%
Chicago IL Board of Education Series 2016, 5.75% 4/1/2035	100,000	101,132
Chicago Ill Tran Auth Sales Tax Rcpts Rev Series 2024A, 5% 12/1/2044	290,000	312,609
Illinois St Sales Tax Rev Series DECEMBER 2025 B, 5% 6/15/2036	340,000	379,328
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2031 (National Public Finance Guarantee Corporation Insured) (b)	30,000	24,986
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2034 (National Public Finance Guarantee Corporation Insured) (b)	20,000	14,755
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 12/15/2038 (National Public Finance Guarantee Corporation Insured) (b)	10,000	6,137
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2032 (National Public Finance Guarantee Corporation Insured) (b)	20,000	16,350
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2036 (National Public Finance Guarantee Corporation Insured) (b)	35,000	24,170
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2037 (National Public Finance Guarantee Corporation Insured) (b)	170,000	111,957
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2038 (National Public Finance Guarantee Corporation Insured) (b)	90,000	56,557
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev 0% 6/15/2047 (Assured Guaranty Inc Insured) (b)	650,000	253,654
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2002 A, 0% 12/15/2026 (b)	95,000	93,708
Metropolitan Pier & Exposition Auth Ill Dedicated St Tax Rev Series 2017 B, 0% 12/15/2056 (Assured Guaranty Inc Insured) (b)	15,000	3,521
Sales Tax Securitization Corp Series 2017 A, 5% 1/1/2028	50,000	51,698
Sales Tax Securitization Corp Series 2024 A, 5% 1/1/2036	250,000	279,177
TOTAL SPECIAL TAX		1,729,739
Transportation - 1.5%
Chicago IL Midway Arpt Rev Series 2025 B, 5% 1/1/2055	165,000	170,016
Chicago IL O'Hare Intl Arpt Rev 5% 1/1/2037	60,000	62,653
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2038	20,000	20,843
Chicago IL O'Hare Intl Arpt Rev Series 2018 B, 5% 1/1/2048	10,000	10,188
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4% 1/1/2043 (Build America Mutual Assurance Co Insured) (c)	35,000	33,342
Chicago IL O'Hare Intl Arpt Rev Series 2018A, 4.375% 1/1/2053 (c)	455,000	434,627
Chicago IL O'Hare Intl Arpt Rev Series 2024 B, 5.25% 1/1/2053	155,000	162,418
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5% 1/1/2060 (Build America Mutual Assurance Co Insured) (c)	140,000	140,645
Chicago IL O'Hare Intl Arpt Rev Series 2025E, 5.5% 1/1/2060 (c)	210,000	220,067
Chicago IL O'Hare Intl Arpt Rev Series D, 5% 1/1/2047	370,000	371,589
Illinois St Toll Hwy Auth Hwy Rev 5% 1/1/2040	25,000	25,029
Illinois St Toll Hwy Auth Hwy Rev 5% 12/1/2031	50,000	50,086
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2027	25,000	25,299
Illinois St Toll Hwy Auth Hwy Rev Series 2019 B, 5% 1/1/2030	50,000	53,906
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2030	95,000	102,422
Illinois St Toll Hwy Auth Hwy Rev Series 2019 C, 5% 1/1/2031	120,000	129,126
Illinois St Toll Hwy Auth Hwy Rev Series 2020 A, 5% 1/1/2045	145,000	152,107
Illinois St Toll Hwy Auth Hwy Rev Series 2023 A, 5% 1/1/2044	40,000	43,169
Illinois St Toll Hwy Auth Hwy Rev Series 2024 A, 5% 1/1/2033	405,000	456,796
TOTAL TRANSPORTATION		2,664,328
Water & Sewer - 0.0%
Chicago IL Wtr Rev Series 2000, 5% 11/1/2030	15,000	15,112
TOTAL ILLINOIS		8,546,792
Indiana - 0.5%
General Obligations - 0.2%
Fishers Town Hall Bldg Corp Ind Lease Rent Rev Series 2023 A, 5.75% 7/15/2058 (Build America Mutual Assurance Co Insured)	345,000	376,050
Health Care - 0.2%
Indiana Fin Auth Health Sys Rev (Franciscan Alliance Proj.) Series 2017 C, 5% 11/1/2032	70,000	71,754
Indiana Fin Auth Health Sys Rev (Indiana University Health Proj.) Series 2023A, 5% 10/1/2053	175,000	180,611
Indiana Health & Edl Fac Fing Auth Rev (Ascension Health Credit Group Proj.) Series 2006B 8, 5% 11/15/2046	100,000	100,407
TOTAL HEALTH CARE		352,772
Special Tax - 0.0%
Indianapolis IN Loc Pub Impt Bd Bank Series 2019A, 5% 2/1/2054	25,000	25,404
Transportation - 0.1%
Indianapolis Local Public Improvement Bond Bank (Indianapolis IN Arpt Auth Rev Proj.) Series 2025D, 5% 1/15/2034	115,000	130,048
Water & Sewer - 0.0%
Indiana Finance Authority Series 2021 1, 3% 10/1/2040	45,000	39,322
Indianapolis IN Loc Pub Impt Bond Bank 0% 2/1/2028 (Ambac Assurance Corp Insured) (b)	5,000	4,755
TOTAL WATER & SEWER		44,077
TOTAL INDIANA		928,351
Iowa - 0.0%
General Obligations - 0.0%
Iowa St Spl Oblig (Iowa St Proj.) Series 2019 A, 5% 6/1/2033	30,000	31,706
Kansas - 0.0%
General Obligations - 0.0%
Johnson & Miami Cntys Kans Uni Sch Dist No 230 Series B, 3% 9/1/2037	30,000	27,821
Kentucky - 1.5%
Electric Utilities - 0.1%
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 4% 9/1/2039	160,000	153,890
Kentucky St Mun Pwr Agy Pwr Sys Rev Series 2015A, 5% 9/1/2042	5,000	5,002
TOTAL ELECTRIC UTILITIES		158,892
General Obligations - 1.1%
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2022 A 1, 4% tender 8/1/2052 (Morgan Stanley Guaranteed) (d)	100,000	101,469
Kentucky Inc KY Pub Energy Auth Gas Supply Rev Series 2025A, 5.25% tender 6/1/2055 (Morgan Stanley Guaranteed) (d)	1,530,000	1,621,056
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025A, 5% 9/1/2033	125,000	141,197
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series 2025A, 5% 9/1/2039	100,000	112,316
Kentucky St Pty & Bldgs Commn (Kentucky St Proj.) Series B, 5% 11/1/2028	30,000	30,256
TOTAL GENERAL OBLIGATIONS		2,006,294
Health Care - 0.0%
Kentucky Econ Dev Fin Auth Hosp Sys Rev (Baptist Healthcare System Obligated Group Proj.) 5% 8/15/2041	120,000	121,598
Resource Recovery - 0.2%
Carroll Cnty KY Environmental Facs Rev (Kentucky Utilities Co Proj.) Series 2008 A, 2% 2/1/2032 (c)	365,000	325,848
Water & Sewer - 0.1%
Louisville & Jefferson KY Swr Sys Rev Series 2016 A, 3% 5/15/2046	70,000	57,805
Louisville & Jefferson KY Swr Sys Rev Series 2017 A, 3.25% 5/15/2046	100,000	86,583
TOTAL WATER & SEWER		144,388
TOTAL KENTUCKY		2,757,020
Louisiana - 0.4%
Health Care - 0.3%
Louisiana Loc Govt Environmental Facs & Cmnty Dv Auth (Womens Hospital Foundation Proj.) Series 2017 A, 4% 10/1/2041	50,000	48,198
Louisiana Pub Facs Auth Rev (Ochsner Clinic Foundation Proj.) Series 2015, 5% 5/15/2047	190,000	190,022
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2017, 4% 5/15/2037	130,000	128,386
Louisiana Pub Facs Rev (Ochsner Clinic Foundation Proj.) Series 2020 A, 4% 5/15/2049	170,000	151,635
TOTAL HEALTH CARE		518,241
Special Tax - 0.0%
Jefferson LA Sales Tax Dist Series 2019 B, 4% 12/1/2042 (Assured Guaranty Inc Insured)	5,000	4,926
Transportation - 0.1%
Louisiana St Grnt Antic Rev 5% 9/1/2034	105,000	118,006
TOTAL LOUISIANA		641,173
Maryland - 1.0%
General Obligations - 0.6%
State of Maryland Gen. Oblig. Series 2018 A, 5% 3/15/2030	30,000	31,210
State of Maryland Gen. Oblig. Series 2020 SECOND A, 5% 8/1/2029	175,000	188,019
State of Maryland Gen. Oblig. Series FIRST 2022 A, 5% 6/1/2032	175,000	197,452
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2030	220,000	233,899
State of Maryland Gen. Oblig. Series FIRST, 5% 3/15/2031	70,000	74,255
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2028	120,000	126,323
State of Maryland Gen. Oblig. Series SECOND 2021 A, 5% 8/1/2032	130,000	143,825
State of Maryland Gen. Oblig. Series SECOND 2020A, 5% 8/1/2035	55,000	59,283
TOTAL GENERAL OBLIGATIONS		1,054,266
Health Care - 0.1%
Maryland St Hlth & HI Ed Facs (MedStar Health Inc Proj.) Series 2017 A, 4% 5/15/2047	65,000	60,593
Maryland St Hlth & HI Ed Facs (Univ of Maryland Med Sys, MD Proj.) Series 2017 B, 3.75% 7/1/2036	115,000	115,346
TOTAL HEALTH CARE		175,939
Special Tax - 0.2%
Maryland St Dept Transn Cons Series 2020, 5% 10/1/2030	190,000	208,568
State of Maryland Built to Learn Revenue Series 2021, 2.75% 6/1/2051	190,000	133,324
TOTAL SPECIAL TAX		341,892
Transportation - 0.1%
Maryland St Dept Transn Spl Transn Proj Rev (Bwi Airport Proj.) 4% 8/1/2051 (c)	100,000	90,804
Maryland St Transn Auth 3% 7/1/2047	145,000	116,664
TOTAL TRANSPORTATION		207,468
TOTAL MARYLAND		1,779,565
Maryland,Virginia - 0.1%
Special Tax - 0.1%
Washington Metropolitan Area Transit Authority Series 2021 A, 4% 7/15/2046	210,000	204,066
Massachusetts - 3.7%
Education - 0.4%
Massachusetts Development Finance Agency (President and Fellows of Harvard College Proj.) Series 2020 A, 5% 10/15/2030	395,000	434,280
Massachusetts St Dev Fin Agy Rev (Boston University Mass Proj.) Series BB 1, 4% 10/1/2046	95,000	91,725
Massachusetts St Dev Fin Agy Rv (President And Fellows Of Harvard College Proj.) Series 2025 A 2, 5% tender 5/15/2055 (d)	130,000	151,353
Massachusetts St Hlth & Ed Fac (Boston College,Ma Proj.) 5.5% 6/1/2035	65,000	75,449
TOTAL EDUCATION		752,807
General Obligations - 2.4%
Massachusetts St Gen. Oblig. 5% 1/1/2049	70,000	71,530
Massachusetts St Gen. Oblig. 5% 8/1/2051	110,000	115,652
Massachusetts St Gen. Oblig. 5% 8/1/2053	150,000	157,096
Massachusetts St Gen. Oblig. 5% 9/1/2029	150,000	161,486
Massachusetts St Gen. Oblig. Series 2016A, 5% 7/1/2029	70,000	70,000
Massachusetts St Gen. Oblig. Series 2016B, 4% 7/1/2033	75,000	75,053
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2027	5,000	5,130
Massachusetts St Gen. Oblig. Series 2016B, 5% 7/1/2028	200,000	210,170
Massachusetts St Gen. Oblig. Series 2016G, 3% 9/1/2046	305,000	249,595
Massachusetts St Gen. Oblig. Series 2016G, 4% 9/1/2032	75,000	75,112
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2040	15,000	15,323
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2041	200,000	204,180
Massachusetts St Gen. Oblig. Series 2017F, 5% 11/1/2044	20,000	20,359
Massachusetts St Gen. Oblig. Series 2018 B, 5% 7/1/2027	20,000	20,521
Massachusetts St Gen. Oblig. Series 2018C, 5% 9/1/2030	150,000	164,445
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2030	35,000	38,138
Massachusetts St Gen. Oblig. Series 2019 C, 5% 5/1/2041	25,000	26,084
Massachusetts St Gen. Oblig. Series 2019 G, 3% 9/1/2039	200,000	183,841
Massachusetts St Gen. Oblig. Series 2020 A, 5% 3/1/2029	175,000	186,529
Massachusetts St Gen. Oblig. Series 2020 B, 2% 3/1/2034	170,000	151,103
Massachusetts St Gen. Oblig. Series 2020 D, 4% 11/1/2041	150,000	149,990
Massachusetts St Gen. Oblig. Series 2020 D, 5% 7/1/2028	205,000	215,424
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2032	200,000	218,702
Massachusetts St Gen. Oblig. Series 2020 E, 5% 11/1/2033	165,000	179,945
Massachusetts St Gen. Oblig. Series 2021 B, 3% 4/1/2047	140,000	112,283
Massachusetts St Gen. Oblig. Series 2021 C, 5% 9/1/2029	50,000	53,829
Massachusetts St Gen. Oblig. Series 2023B, 5% 5/1/2034	20,000	22,660
Massachusetts St Gen. Oblig. Series 2024 A, 5% 3/1/2038	230,000	257,886
Massachusetts St Gen. Oblig. Series 2024 I, 5% 12/1/2049	220,000	233,302
Massachusetts St Gen. Oblig. Series 2024A, 5% 1/1/2054	50,000	52,120
Massachusetts St Gen. Oblig. Series 2024B, 5% 11/1/2032	55,000	62,118
Massachusetts St Gen. Oblig. Series 2025G, 5% 12/1/2040	155,000	175,020
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2035	100,000	101,548
Massachusetts St Gen. Oblig. Series A, 5% 4/1/2047	155,000	156,179
TOTAL GENERAL OBLIGATIONS		4,192,353
Health Care - 0.2%
Massachusetts Development Finance Agency (Beth Israel Lahey Health Proj.) Series 2018 J 2, 5% 7/1/2048	160,000	161,296
Massachusetts Development Finance Agency (Tufts Medicine Proj.) Series 2020 C, 3% 10/1/2045 (Assured Guaranty Inc Insured)	10,000	7,767
Massachusetts St Dev Fin Agy Rev (Boston Medical Center Proj.) Series 2015D, 4% 7/1/2045	25,000	22,888
Massachusetts St Dev Fin Agy Rev (Mass General Brigham Inc Proj.) 4% 7/1/2041	125,000	123,288
Massachusetts St Dev Fin Agy Rv (Childrens Hospital, MA Proj.) Series 2024 T, 5.25% 3/1/2054	105,000	111,373
TOTAL HEALTH CARE		426,612
Special Tax - 0.6%
Mass Bay Tran Auth Assemnt Series 2022 A 2, 5% 7/1/2052	200,000	207,977
Mass Bay Tran Auth Sls Tax 5.25% 7/1/2028	20,000	21,130
Mass Bay Tran Auth Sls Tax Series 2023 A SUB A 1, 5.25% 7/1/2053	395,000	418,891
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev 5% 8/15/2045	50,000	52,506
Massachusetts St Sch Bldg Auth Dedicated Sales Tax Rev Series 2016B, 5% 11/15/2046 (Pre-refunded to 11/16/2026 at 100)	10,000	10,084
Massachusetts St Spl Oblig Dedicated Tax Rev 5.5% 1/1/2030 (National Public Finance Guarantee Corporation Insured) (Escrowed to Maturity)	10,000	10,911
Massachusetts St Transn Fd Rev 5% 6/1/2047	20,000	20,221
Massachusetts St Transn Fd Rev 5% 6/1/2048	130,000	132,370
Massachusetts St Transn Fd Rev Series 2016B, 4% 6/1/2046	260,000	254,254
TOTAL SPECIAL TAX		1,128,344
Transportation - 0.0%
Massachusetts St Port Auth Rev Series 2019 B, 3% 7/1/2049	70,000	54,561
Water & Sewer - 0.1%
Massachusetts St Wtr Res Auth 5.25% 8/1/2030 (Assured Guaranty Inc Insured)	145,000	160,355
Massachusetts St Wtr Res Auth 5.25% 8/1/2032 (Assured Guaranty Inc Insured)	25,000	28,653
TOTAL WATER & SEWER		189,008
TOTAL MASSACHUSETTS		6,743,685
Michigan - 1.0%
General Obligations - 0.1%
Michigan St Bldg Auth Rev (State of Michigan Proj.) 3% 10/15/2045	60,000	49,183
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2016 I, 5% 10/15/2030	15,000	15,098
Michigan St Bldg Auth Rev (State of Michigan Proj.) Series 2025 I, 5.25% 4/15/2060	100,000	105,883
TOTAL GENERAL OBLIGATIONS		170,164
Health Care - 0.4%
Michigan Fin Auth Rev (Corewell Health Proj.) 5% 4/15/2036	120,000	130,313
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3% 11/15/2033	240,000	233,048
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 3.25% 11/15/2042	25,000	21,127
Michigan Fin Auth Rev (Henry Ford Health Care Corp,Mi Proj.) Series 2016, 4% 11/15/2046	50,000	45,715
Michigan Fin Auth Rev (Mclaren Hlth Care Corp Proj.) Series 2019 A, 4% 2/15/2047	40,000	36,964
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019 A, 4% 12/1/2049	70,000	62,868
Michigan Fin Auth Rev (Trinity Health Proj.) Series 2019MI 1, 4% 12/1/2048	150,000	135,711
TOTAL HEALTH CARE		665,746
Housing - 0.2%
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2019B, 3.1% 12/1/2044	185,000	158,832
Michigan Hsg Dev Auth Rent Hsg Rev (MI Single Family Mortgage Proj.) Series 2023A, 4.7% 12/1/2043	100,000	102,058
Michigan Hsg Dev Rental Hsg Series 2018 A, 4.05% 10/1/2048	100,000	90,610
Michigan St Hsg Dev Auth Sfmr (MI Single Family Mortgage Proj.) Series B, 3.1% 12/1/2031	50,000	49,753
TOTAL HOUSING		401,253
Special Tax - 0.2%
Michigan Fin Auth Rev (Wayne Cnty MI Proj.) Series 2018, 4% 11/1/2048	10,000	9,327
Michigan St Trunk Line Fd 4% 11/15/2037	25,000	25,385
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2040	80,000	80,266
Michigan St Trunk Line Fd Series 2021 A, 4% 11/15/2046	210,000	200,150
TOTAL SPECIAL TAX		315,128
Water & Sewer - 0.1%
Great Lakes Sewer Auth MI Series 2023A, 5% 7/1/2038	25,000	27,837
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2023A, 5% 7/1/2038	15,000	16,702
Great Lakes Wtr Auth Mich Wtr Supply Sys Rev Series 2024A, 5% 7/1/2034	160,000	181,927
TOTAL WATER & SEWER		226,466
TOTAL MICHIGAN		1,778,757
Minnesota - 0.8%
General Obligations - 0.4%
Forest Lake Minn Inpt Sch Dist Series 2016 A, 3.25% 2/1/2046 (Minnesota St Guaranteed)	200,000	172,055
Minnesota St Gen. Oblig. Series 2021 A, 4% 9/1/2039	455,000	462,619
Owatonna MN Ind Sch Dist 761 Series 2020 A, 2.125% 2/1/2040 (Minnesota St Guaranteed)	145,000	110,941
TOTAL GENERAL OBLIGATIONS		745,615
Health Care - 0.3%
Apple Vy Minn Sr Living Rev (Minnesota Senior Living Proj.) Series 2016 A 1, 4.25% 1/1/2037	30,000	25,238
Deluth MN Clinic (Essentia Health Proj.) 5% 2/15/2043	180,000	182,706
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2022, 4% 11/15/2039	100,000	100,735
Rochester MN Health Care Facs (Mayo Clinic Proj.) Series 2026A, 5% 11/15/2033	155,000	174,459
TOTAL HEALTH CARE		483,138
Housing - 0.1%
Minnesota Housing Finance Agency (MN Residential Hsg 1995 Proj.) Series 2021 H, 2.55% 1/1/2046	285,000	220,846
Minnesota Housing Finance Agency (MN Residential Hsg Proj.) Series 2019 F, 3.75% 1/1/2050	55,000	55,099
TOTAL HOUSING		275,945
TOTAL MINNESOTA		1,504,698
Mississippi - 0.0%
General Obligations - 0.0%
Mississippi St Gen. Oblig. Series 2017 A, 5% 10/1/2030	65,000	66,997
Missouri - 0.6%
Health Care - 0.4%
Missouri Hlth & Edl Facs Rev (Bjc Health System Proj.) Series 2021 A, 5% 7/1/2031	260,000	285,308
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2017 C, 3.625% 11/15/2047	60,000	52,089
Missouri Hlth & Edl Facs Rev (Mercy Health Proj.) Series 2020, 4% 6/1/2053	190,000	169,740
Missouri Hlth & Edl Facs Rev (Mosaic Health Proj.) Series 2019A, 4% 2/15/2049	140,000	124,534
Missouri Hlth & Edl Facs Rev (Ssm Health Care System Proj.) Series 2022A, 5% 6/1/2032	100,000	109,834
TOTAL HEALTH CARE		741,505
Special Tax - 0.1%
Bi-State Dev Agy MO Tran Sales Tax Approp Rev Series 2019, 4% 10/1/2048	180,000	169,854
Transportation - 0.1%
Kansas City MO Indl Dev Auth Arpt Spl Oblig (Kansas City MO Arpt Rev Proj.) 5% 3/1/2057 (Assured Guaranty Inc Insured) (c)	230,000	230,700
TOTAL MISSOURI		1,142,059
Nebraska - 0.4%
Education - 0.0%
University NE Facs Corp Rev Series 2021A, 4% 7/15/2062	85,000	74,050
Electric Utilities - 0.2%
Omaha Public Power District Series 2022 A, 4% 2/1/2042	40,000	40,003
Omaha Public Power District Series 2024 B, 5% 2/1/2035	370,000	417,474
TOTAL ELECTRIC UTILITIES		457,477
Health Care - 0.1%
Sarpy Cnty NE Hosp Auth No 1 Series 2016, 4% 5/15/2051	140,000	123,043
Housing - 0.1%
Nebraska Invt Fin Auth Single Family Hsg Rev 4.5% 9/1/2044	110,000	110,404
TOTAL NEBRASKA		764,974
Nevada - 0.1%
General Obligations - 0.0%
Clark Cnty NV Gen. Oblig. Series 2016B, 5% 11/1/2027	50,000	51,184
Special Tax - 0.1%
Las Vegas Convention & Visitors Authority Series 2018 B, 4% 7/1/2049	95,000	86,836
Transportation - 0.0%
Clark Cnty NV Arpt Rev Series 2019B, 5% 7/1/2042	40,000	41,675
TOTAL NEVADA		179,695
New Hampshire - 0.1%
Housing - 0.1%
National Fin Auth NH Affordable Hsg Ctfs Series 2025 1 CL A 2 Class A2, 5.15% tender 6/20/2041 (d)	204,347	210,637
New Jersey - 4.0%
Education - 0.2%
Higher Ed Student Assistance Auth NJ Student Ln Rev (NJ Stud Loan 2019 Proj.) Series 2019 B, 3.25% 12/1/2039 (c)	10,000	9,950
New Jersey St Edl Facs Auth Rev (Princeton Univ Proj.) 5% tender 7/1/2064 (d)	100,000	114,882
New Jersey St Edl Facs Auth Rev (Trustees of Princeton University/The Proj.) Series 2024B, 5.25% 3/1/2054	200,000	215,684
TOTAL EDUCATION		340,516
Electric Utilities - 0.1%
NJ Econ Dev Auth (New Jersey Natural Gas Co Proj.) Series 2011 C, 3% 8/1/2041 (c)	205,000	176,035
Escrowed/Pre-Refunded - 0.2%
New Jersey Econom Dev Auth Rev Series 2016 AAA, 5% 6/15/2041 (Pre-refunded to 12/15/2026 at 100)	55,000	55,593
New Jersey Trans Trust Fund Auth 5% 6/15/2048 (Pre-refunded to 12/15/2032 at 100)	230,000	261,297
TOTAL ESCROWED/PRE-REFUNDED		316,890
General Obligations - 2.1%
New Jersey Econom Dev Auth Rev (New Jersey St Proj.) Series XX, 4.375% 6/15/2027	60,000	60,054
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 4% 11/1/2037	40,000	40,312
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 11/1/2031	35,000	37,399
New Jersey Economic Dev Auth Rev (New Jersey St Proj.) 5% 6/15/2043	460,000	476,096
New Jersey St Gen. Oblig. 2% 6/1/2037	105,000	84,599
New Jersey St Gen. Oblig. 3% 6/1/2032	90,000	89,917
New Jersey Trans Trust Fund Auth 0% 12/15/2026 (b)	90,000	88,812
New Jersey Trans Trust Fund Auth 0% 12/15/2027 (b)	30,000	28,780
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (b)	20,000	18,012
New Jersey Trans Trust Fund Auth 0% 12/15/2029 (Assured Guaranty Inc Insured) (b)	45,000	40,597
New Jersey Trans Trust Fund Auth 0% 12/15/2032 (Assured Guaranty Inc Insured) (b)	40,000	32,598
New Jersey Trans Trust Fund Auth 0% 12/15/2033 (b)	15,000	11,696
New Jersey Trans Trust Fund Auth 0% 12/15/2034 (b)	140,000	104,925
New Jersey Trans Trust Fund Auth 0% 12/15/2037 (b)	45,000	29,281
New Jersey Trans Trust Fund Auth 0% 12/15/2038 (b)	35,000	21,717
New Jersey Trans Trust Fund Auth 0% 12/15/2039 (b)	395,000	233,752
New Jersey Trans Trust Fund Auth 4% 6/15/2050	200,000	187,560
New Jersey Trans Trust Fund Auth 5% 6/15/2030	305,000	330,568
New Jersey Trans Trust Fund Auth 5% 6/15/2038	250,000	275,861
New Jersey Trans Trust Fund Auth 5% 6/15/2044	200,000	215,864
New Jersey Trans Trust Fund Auth 5% 6/15/2046	550,000	580,638
New Jersey Trans Trust Fund Auth 5% 6/15/2055	100,000	103,460
New Jersey Trans Trust Fund Auth Series 2018 A, 5% 12/15/2034	250,000	261,364
New Jersey Trans Trust Fund Auth Series 2019 AA, 4% 6/15/2036	20,000	20,183
New Jersey Trans Trust Fund Auth Series 2019 BB, 3.25% 6/15/2039	25,000	23,007
New Jersey Trans Trust Fund Auth Series 2019 BB, 4% 6/15/2050	200,000	187,560
New Jersey Trans Trust Fund Auth Series 2019 BB, 5% 6/15/2033	75,000	78,595
New Jersey Trans Trust Fund Auth Series 2020 AA, 5% 6/15/2050	160,000	163,689
New Jersey Trans Trust Fund Auth Series 2022 BB, 4% 6/15/2040	250,000	249,335
TOTAL GENERAL OBLIGATIONS		4,076,231
Health Care - 0.2%
New Jersey Health Care (Rwj Barnabas Health Proj.) 5% 7/1/2034	145,000	164,940
New Jersey Health Care (Rwj Barnabas Health Proj.) Series 2021 A, 3% 7/1/2051	250,000	187,127
TOTAL HEALTH CARE		352,067
Tobacco Bonds - 0.3%
Tobacco Settlement Fin Corp NJ Series 2018 A, 4% 6/1/2037	30,000	30,216
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2029	130,000	135,086
Tobacco Settlement Fin Corp NJ Series 2018 A, 5% 6/1/2035	330,000	340,601
TOTAL TOBACCO BONDS		505,903
Transportation - 0.9%
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 4.1% 6/15/2031	15,000	15,009
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2016 A 1, 5% 6/15/2030	25,000	25,036
New Jersey Trans Trust Fund Auth (New Jersey St Grant Anticipati Proj.) Series 2018 A, 5% 6/15/2030	50,000	50,073
New Jersey Turnpike Authority 4.25% 1/1/2043	50,000	51,085
New Jersey Turnpike Authority 5% 1/1/2046	225,000	239,594
New Jersey Turnpike Authority 5.25% 1/1/2052	260,000	276,259
New Jersey Turnpike Authority Series 2017 A, 5% 1/1/2035	110,000	111,044
New Jersey Turnpike Authority Series 2017B, 4% 1/1/2035	30,000	30,300
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2030	255,000	263,630
New Jersey Turnpike Authority Series 2017B, 5% 1/1/2032	200,000	206,232
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2029	15,000	15,543
New Jersey Turnpike Authority Series 2017E, 5% 1/1/2031	155,000	160,014
New Jersey Turnpike Authority Series 2025A, 5.25% 1/1/2055	110,000	118,663
TOTAL TRANSPORTATION		1,562,482
TOTAL NEW JERSEY		7,330,124
New Jersey,New York - 0.9%
Transportation - 0.9%
Port Auth NY & NJ 5% 11/15/2047	170,000	172,599
Port Auth NY & NJ 5% 9/15/2032 (c)	160,000	164,760
Port Auth NY & NJ 5.25% 11/15/2057	175,000	177,540
Port Auth NY & NJ Series 177TH, 4% 1/15/2043 (c)	195,000	188,850
Port Auth NY & NJ Series 198, 5% 11/15/2046	15,000	15,051
Port Auth NY & NJ Series 209, 5% 7/15/2031	30,000	31,399
Port Auth NY & NJ Series 209, 5% 7/15/2034	70,000	73,058
Port Auth NY & NJ Series 222, 5% 7/15/2031	75,000	81,752
Port Auth NY & NJ Series 245, 5% 9/1/2038	235,000	266,848
Port Auth NY & NJ Series 246, 5% 9/1/2028 (c)	440,000	459,944
TOTAL NEW JERSEY,NEW YORK		1,631,801
New Mexico - 0.2%
Housing - 0.1%
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 General Indenture Sf Mbs Open Proj.) Series 2019 F, 3.5% 7/1/2050	20,000	19,946
New Mexico Mtg Fin Auth (NM Sf Mortgage 2005 Proj.) Series 2021 C CL I, 3% 1/1/2052	235,000	231,251
TOTAL HOUSING		251,197
Special Tax - 0.1%
New Mexico St Severance Tax Series 2022B, 5% 7/1/2031	135,000	149,213
TOTAL NEW MEXICO		400,410
New York - 17.4%
Education - 0.7%
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series 2018B, 5% 10/1/2038	45,000	46,501
New York St Dorm Auth Revs Non St Supportd Debt (Columbia Univ, NY Proj.) Series A, 5% 10/1/2047	30,000	34,442
New York St Dorm Auth Revs Non St Supportd Debt (New School (The) Proj.) Series 2016 A, 4% 7/1/2043	165,000	151,637
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 4% 7/1/2043	100,000	100,000
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2016 A, 5% 7/1/2029	60,000	60,000
New York St Dorm Auth Revs Non St Supportd Debt (New York Univ, NY Proj.) Series 2018 A, 5% 7/1/2040	30,000	31,064
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 4% 7/1/2050	130,000	120,192
New York St Dorm Auth Revs Non St Supported Debt (Cornell University Proj.) Series 2020A, 5% 7/1/2030	190,000	208,372
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2039	25,000	26,361
Onondaga Cnty NY Tr Cultural Res Rev (Syracuse University, NY Proj.) Series 2019, 5% 12/1/2040	160,000	168,360
Troy NY Cap Resource Corp Rev (Rensselaer Polytechnic Institute Proj.) Series 2020A, 5% 9/1/2037	375,000	393,916
TOTAL EDUCATION		1,340,845
Electric Utilities - 0.3%
Long Island Pwr Auth NY Elec Series 2016 B, 5% 9/1/2046	40,000	40,052
Long Island Pwr Auth NY Elec Series 2017, 5% 9/1/2047	30,000	30,398
Long Island Pwr Auth NY Elec Series 2018, 5% 9/1/2035	20,000	20,842
Long Island Pwr Auth NY Elec Series 2024A, 5% 9/1/2034	220,000	252,988
New York St Pwr Auth Series 2024A, 5% 11/15/2035	200,000	233,639
TOTAL ELECTRIC UTILITIES		577,919
Escrowed/Pre-Refunded - 0.1%
New York St Dorm Auth St Pers Income Tax Rev Series 2017 A, 5% 2/15/2027	110,000	111,727
General Obligations - 2.5%
City of New York NY Gen. Oblig. 4% 4/1/2042	105,000	103,678
City of New York NY Gen. Oblig. 5.25% 2/1/2053	210,000	222,541
City of New York NY Gen. Oblig. Series 2008 L 6, 5% 4/1/2031	50,000	52,753
City of New York NY Gen. Oblig. Series 2018 1, 5% 8/1/2028	10,000	10,254
City of New York NY Gen. Oblig. Series 2018 B 1, 4% 10/1/2040	260,000	259,241
City of New York NY Gen. Oblig. Series 2018 C, 5% 8/1/2027	25,000	25,698
City of New York NY Gen. Oblig. Series 2019 D1, 4% 12/1/2041	50,000	49,189
City of New York NY Gen. Oblig. Series 2023 SUB F 1, 5% 8/1/2031	200,000	220,029
City of New York NY Gen. Oblig. Series A(A 1), 4% 8/1/2044	20,000	19,422
City of New York NY Gen. Oblig. Series A(A 1), 5% 8/1/2035	270,000	284,014
City of New York NY Gen. Oblig. Series B 1, 3.25% 10/1/2042	55,000	47,641
City of New York NY Gen. Oblig. Series C, 3% 8/1/2034	25,000	24,083
City of New York NY Gen. Oblig. Series FISCAL 2020 D 1, 4% 3/1/2042	125,000	123,433
City of New York NY Gen. Oblig. Series FISCAL 2020 SUB B 1, 5% 10/1/2032	70,000	74,246
City of New York NY Gen. Oblig. Series FISCAL 2023A SUB A 1, 5% 9/1/2042	110,000	117,696
City of New York NY Gen. Oblig. Series FISCAL 2023B SUB B 1, 5.25% 10/1/2047	485,000	512,018
City of New York NY Gen. Oblig. Series FISCAL 2024 C, 5% 3/1/2035	310,000	348,789
City of New York NY Gen. Oblig. Series FISCAL 2024 D, 5.25% 4/1/2054	220,000	231,051
City of New York NY Gen. Oblig. Series FISCAL 2025 A, 5% 8/1/2035	115,000	129,797
City of New York NY Gen. Oblig. Series FISCAL 2025 SUB C1, 5% 9/1/2048	445,000	466,810
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 3, 3.625% 7/15/2047	155,000	134,356
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2031	30,000	31,356
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series 2018 S 4A, 5% 7/15/2034	275,000	286,403
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series FISCAL 2023 SUB S 1A, 5% 7/15/2028	400,000	420,529
New York NY City Transitional Fin Auth Bldg Aid Rev (New York St Proj.) Series S 1, 5% 7/15/2035	35,000	35,719
New York St Dorm Auth Revs Non St Supported Debt (NY School Bond Program Proj.) 5% 10/1/2031 (Assured Guaranty Inc Insured)	225,000	236,156
New York St Gen. Oblig. 3.5% 3/1/2043	30,000	28,864
TOTAL GENERAL OBLIGATIONS		4,495,766
Health Care - 0.4%
Dutchess Cnty NY Loc Dev Corp Rev (Nuvance Health Proj.) Series 2016 B, 4% 7/1/2041	40,000	37,914
New York St Dorm Auth Revs Non St Supported Debt (Maimonides Medical Center Proj.) Series 2020, 3% 2/1/2050	55,000	41,092
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 3% 7/1/2034	120,000	114,717
New York St Dorm Auth Revs Non St Supported Debt (Memorial Sloan-Kettering Cancer Center Proj.) Series 2019 1, 5% 7/1/2030	50,000	53,560
New York St Dorm Auth Revs Non St Supported Debt (Montefiore Obligated Group Proj.) Series 2018 A, 4% 8/1/2038	60,000	56,665
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 4.25% 5/1/2052	40,000	37,284
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2022 A, 5% 5/1/2037	100,000	108,786
New York St Dorm Auth Revs Non St Supported Debt (Northwell Health Proj.) Series 2025A, 5% 5/1/2036	240,000	268,561
TOTAL HEALTH CARE		718,579
Housing - 0.3%
New York St Hsg Fin Agy Series 2019 P, 3.15% 11/1/2054	25,000	18,794
New York St Mtg Agy Rev (NY Mortgage Proj.) Series FORTY EIGHTH, 3.45% 10/1/2033	5,000	4,999
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.25% 11/1/2049	30,000	23,760
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2019 E 1, 3.45% 5/1/2059	10,000	7,765
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2020 D 1B, 2.4% 11/1/2050	75,000	49,984
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 G 1, 2.15% 11/1/2036	180,000	151,935
NY City Hsg Dev Corp Multifamily Hsg Rev (New York Mhsg 7/27/1993 Proj.) Series 2021 K 1, 2.45% 11/1/2041	160,000	127,775
NY City Hsg Dev Corp Multifamily Hsg Rev Series 2019 E 1, 3.15% 11/1/2044	275,000	233,345
State of New York Mortgage Agency (NY Mortgage Proj.) Series 220, 2.85% 10/1/2044	25,000	21,028
TOTAL HOUSING		639,385
Industrial Development - 0.3%
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.25% 10/1/2035	135,000	155,294
Liberty NY Dev Corp Rev (Goldman Sachs Group Inc/The Proj.) 5.5% 10/1/2037	25,000	29,550
New York Liberty Dev Corp Series 2019 CL 2, 2.625% 9/15/2069	150,000	142,596
New York Liberty Dev Corp Series 2021A, 2.5% 11/15/2036	300,000	260,029
TOTAL INDUSTRIAL DEVELOPMENT		587,469
Other - 0.0%
New York St Dorm Auth Revs Non St Supported Debt (Rockefeller Univ, NY Proj.) 4% 7/1/2049	45,000	41,267
Special Tax - 8.0%
Battery Pk City Auth NY Rev Series 2019A, 5% 11/1/2049	190,000	192,438
Battery Pk City Auth NY Rev Series 2023 A, 5% 11/1/2053	145,000	152,864
Brooklyn Arena Local Dev Corp N Y Series A, 3% 7/15/2043 (Assured Guaranty Inc Insured)	25,000	19,885
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2036	120,000	120,384
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 4% 2/15/2044	35,000	33,640
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2030	55,000	55,778
Hudson Yds Infrastructure Corp NY Rev Series 2017 A, 5% 2/15/2039	40,000	40,484
Hudson Yds Infrastructure Corp NY Rev Series FISCAL 2022 A, 4% 2/15/2039	95,000	96,122
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) 5% 11/1/2030	150,000	163,571
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2024D SUB D 1, 5% 11/1/2041	20,000	21,863
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2025 E, 4.125% 11/1/2053	705,000	661,421
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2036	305,000	348,878
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2038	15,000	16,897
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 B, 5% 5/1/2041	100,000	110,841
New York City Transitional Finance Authority (New York NY City Transitional Fin Auth Rev Proj.) Series FISCAL 2026 SUB D 1, 5% 11/1/2035	370,000	424,626
New York City Transitional Finance Authority (New York State Sales Tax Rev Proj.) Series FISCAL 2024 C, 5.25% 5/1/2048	325,000	346,621
New York NY City Transitional Fin Auth Rev 5% 11/1/2032	170,000	185,253
New York NY City Transitional Fin Auth Rev 5% 8/1/2045	50,000	50,620
New York NY City Transitional Fin Auth Rev Series 2017, 4% 5/1/2037	80,000	80,053
New York NY City Transitional Fin Auth Rev Series 2017, 5% 5/1/2040	15,000	15,021
New York NY City Transitional Fin Auth Rev Series 2018 A 2, 5% 8/1/2038	55,000	56,059
New York NY City Transitional Fin Auth Rev Series 2018 C 2, 5% 5/1/2036	240,000	248,071
New York NY City Transitional Fin Auth Rev Series 2019 A 1, 5% 8/1/2036	465,000	482,522
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2036	50,000	50,612
New York NY City Transitional Fin Auth Rev Series 2019 C 1, 4% 11/1/2037	30,000	30,264
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2038	100,000	100,405
New York NY City Transitional Fin Auth Rev Series B 1, 4% 8/1/2039	45,000	45,202
New York NY City Transitional Fin Auth Rev Series C, 5% 11/1/2026	40,000	40,326
New York NY City Transitional Fin Auth Rev Series FISCAL 2017 E, 5% 2/1/2040	105,000	106,003
New York NY City Transitional Fin Auth Rev Series FISCAL 2020A SUB A 3, 4% 5/1/2042	260,000	256,482
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 4% 5/1/2040	10,000	9,953
New York NY City Transitional Fin Auth Rev Series FISCAL 2020C SUB C 1, 5% 5/1/2041	100,000	105,500
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 4% 11/1/2035	80,000	82,272
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 A, 5% 11/1/2031	150,000	163,457
New York NY City Transitional Fin Auth Rev Series FISCAL 2021 E 1, 3% 2/1/2051	255,000	193,056
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2038	100,000	100,939
New York NY City Transitional Fin Auth Rev Series FISCAL 2021C SUB C 1, 4% 5/1/2044	30,000	29,280
New York NY City Transitional Fin Auth Rev Series FISCAL 2022C SUB C 1, 5% 2/1/2037	100,000	108,791
New York NY City Transitional Fin Auth Rev Series FISCAL 2023B SUB B 1, 5% 11/1/2033	175,000	194,653
New York NY City Transitional Fin Auth Rev Series FISCAL 2023F SUB F 1, 5.25% 2/1/2047	440,000	468,746
New York NY City Transitional Fin Auth Rev Series FISCAL 2024A SUB A 1, 5% 5/1/2044	350,000	375,987
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) 5% 3/15/2038	235,000	260,692
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2043	75,000	75,875
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2017 A, 5% 3/15/2044	210,000	212,314
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2051	200,000	208,826
New York St Dorm Auth Sales Tax Rev St Supported (New York State Sales Tax Rev Proj.) Series 2024A, 5% 3/15/2055	255,000	265,245
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2039	100,000	104,713
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2040	90,000	94,074
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2019 D, 3% 2/15/2049	165,000	125,807
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 4% 3/15/2054	595,000	543,346
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5% 3/15/2035	180,000	205,132
New York St Dorm Auth St Pers Income Tax Rev (New York State Pit Proj.) Series 2024A, 5.25% 3/15/2048	600,000	643,781
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2042	15,000	15,535
New York St Urban Dev Corp Rev (New York State Pit Proj.) Series 2019 A, 5% 3/15/2044	25,000	25,826
New York State Dormitory Authority (New York State Pit Proj.) 3% 3/15/2049	105,000	79,854
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2039	15,000	15,275
New York State Dormitory Authority (New York State Pit Proj.) 5% 2/15/2043	50,000	50,727
New York State Dormitory Authority (New York State Pit Proj.) Series 2025A, 5% 3/15/2055	570,000	595,309
New York State Dormitory Authority (New York State Pit Proj.) Series 2025C, 5% 3/15/2055	135,000	141,240
New York State Dormitory Authority 5% 3/15/2032	50,000	52,498
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2045	65,000	62,696
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 4% 3/15/2049	85,000	79,241
New York State Urban Development Corp (New York State Pit Proj.) Series 2020 A, 5% 3/15/2036	500,000	539,563
New York Twy Auth Pers Income Tax Rev (New York State Pit Proj.) Series 2021A 1, 4% 3/15/2058	135,000	121,578
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) 5% 3/15/2048	355,000	371,724
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2043	60,000	59,604
New York Urban Dev Corp Sales Tax Rev (New York State Sales Tax Rev Proj.) Series 2019 A, 4% 3/15/2046	75,000	72,374
NY Mta Dedicated Tax Fund Series 2012A, 0% 11/15/2032 (b)	225,000	184,371
NY Mta Dedicated Tax Fund Series 2012A, 3% 11/15/2028	190,000	189,999
NY Mta Dedicated Tax Fund Series 2016 A, 5.25% 11/15/2028	150,000	151,468
NY Payroll Mobility Tax 4% 5/15/2046	910,000	877,251
NY Payroll Mobility Tax Series 2021 C 2, 3% 5/15/2033	390,000	387,632
NY Payroll Mobility Tax Series 2021 SUB C 3, 4% 5/15/2051	540,000	504,395
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 4% 5/15/2052	215,000	199,123
Triborough Brdg & Tunl Auth NY Sales Tax Rev Series 2022 A, 5.25% 5/15/2057	480,000	503,374
TOTAL SPECIAL TAX		14,406,302
Tobacco Bonds - 0.0%
Tobacco Settlement Asset Securitization Corp NY Rev Series A, 5% 6/1/2032	75,000	76,075
Transportation - 3.1%
Metropolitan Transn Auth NY Rv 4% 11/15/2049	25,000	22,816
Metropolitan Transn Auth NY Rv Series 2015B, 4% 11/15/2045	250,000	235,244
Metropolitan Transn Auth NY Rv Series 2016 B, 5% 11/15/2037	325,000	326,807
Metropolitan Transn Auth NY Rv Series 2016 D, 3% 11/15/2032	50,000	47,491
Metropolitan Transn Auth NY Rv Series 2017 D, 4% 11/15/2042	95,000	91,683
Metropolitan Transn Auth NY Rv Series 2017C 1, 4% 11/15/2034	55,000	55,634
Metropolitan Transn Auth NY Rv Series 2017C 1, 5% 11/15/2028	25,000	26,043
Metropolitan Transn Auth NY Rv Series 2018 B, 5% 11/15/2027	20,000	20,682
Metropolitan Transn Auth NY Rv Series 2019 B, 4% 11/15/2049 (Assured Guaranty Inc Insured)	40,000	35,978
Metropolitan Transn Auth NY Rv Series 2019 B, 5% 11/15/2052	650,000	660,188
Metropolitan Transn Auth NY Rv Series 2020 A 1, 4% 11/15/2052	20,000	17,685
Metropolitan Transn Auth NY Rv Series 2021 A 1, 4% 11/15/2049	130,000	117,122
Metropolitan Transn Auth NY Rv Series 2024A, 5% 11/15/2044	25,000	26,725
Metropolitan Transn Auth NY Rv Series C 1, 4% 11/15/2046	120,000	111,031
Metropolitan Transn Auth NY Rv Series C 2, 3% 11/15/2038	25,000	21,303
New York St Twy Auth Gen Rev Series 2019 B, 3% 1/1/2046	300,000	233,126
New York St Twy Auth Gen Rev Series L, 5% 1/1/2034	70,000	72,294
New York St Twy Auth Gen Rev Series N, 4% 1/1/2047	250,000	238,522
New York St Twy Auth Gen Rev Series P, 5% 1/1/2031	25,000	27,596
New York St Twy Auth Gen Rev Series P, 5% 1/1/2033	10,000	11,361
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2018, 5% 1/1/2030 (c)	30,000	30,813
New York Transportation Development Corp (Delta Air Lines Inc Proj.) Series 2020, 4.375% 10/1/2045 (c)	330,000	318,804
New York Transportation Development Corp (Jfk International Air Terminal Proj.) Series 2022, 5% 12/1/2035 (c)	150,000	160,515
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.125% 6/30/2060 (Assured Guaranty Inc Insured) (c)	200,000	202,085
New York Transportation Development Corp (Jfk Intl New Terminal One Proj.) 5.375% 6/30/2060 (c)	795,000	799,412
New York Transportation Development Corp (Jfk Intl Terminal 6 Proj.) 5.25% 12/31/2054 (Assured Guaranty Inc Insured) (c)	250,000	258,767
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 1/1/2051 (Assured Guaranty Inc Insured) (c)	30,000	26,315
New York Transportation Development Corp (Laguardia Gateway Prtnrs Terminal B Proj.) Series 2016 A, 4% 7/1/2041 (c)	30,000	28,120
Port Auth NY & NJ Series 245, 5% 9/1/2054	110,000	115,917
Port Auth NY & NJ Series TWO HUNDRED EIGHTEEN, 4% 11/1/2034 (c)	75,000	76,045
Triborough Brdg & Tunl NY Revs 5% 11/15/2031	200,000	223,320
Triborough Brdg & Tunl NY Revs Series 2012B, 0% 11/15/2032 (b)	290,000	237,038
Triborough Brdg & Tunl NY Revs Series 2013A, 0% 11/15/2032 (b)	35,000	28,429
Triborough Brdg & Tunl NY Revs Series 2016A, 3% 11/15/2035	390,000	386,984
Triborough Brdg & Tunl NY Revs Series 2018 C, 5% 11/15/2037	25,000	26,082
Triborough Brdg & Tunl NY Revs Series 2019A, 5% 11/15/2049	45,000	45,801
Triborough Brdg & Tunl NY Revs Series 2024 A SUB A 1, 5.25% 11/15/2051	100,000	106,500
Triborough Brdg & Tunl NY Revs Series B, 5% 11/15/2036	90,000	91,542
TOTAL TRANSPORTATION		5,561,820
Water & Sewer - 1.7%
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2023 B, 5% 6/15/2032	210,000	237,842
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2037	15,000	17,166
New York Envir Fac Corp Clean Wtr & Drinking Wtr Series 2024A, 5% 6/15/2038	85,000	96,727
New York NY Cty Muni Wtr Fin Auth 4% 6/15/2052	480,000	440,772
New York NY Cty Muni Wtr Fin Auth 5% 6/15/2052	130,000	136,522
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2047	60,000	60,301
New York NY Cty Muni Wtr Fin Auth 5.25% 6/15/2049	65,000	66,438
New York NY Cty Muni Wtr Fin Auth Series 2017 EE, 5% 6/15/2036	60,000	61,215
New York NY Cty Muni Wtr Fin Auth Series 2018 AA, 5% 6/15/2037	5,000	5,097
New York NY Cty Muni Wtr Fin Auth Series 2018 FF, 5% 6/15/2040	135,000	139,328
New York NY Cty Muni Wtr Fin Auth Series 2019 DD 1, 4% 6/15/2049	165,000	150,098
New York NY Cty Muni Wtr Fin Auth Series 2019 FF 2, 4% 6/15/2037	80,000	80,668
New York NY Cty Muni Wtr Fin Auth Series 2020 AA, 5% 6/15/2027	150,000	153,760
New York NY Cty Muni Wtr Fin Auth Series 2020 BB1, 5% 6/15/2049	195,000	200,150
New York NY Cty Muni Wtr Fin Auth Series DD, 5% 6/15/2048	15,000	15,227
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 CC 1, 4% 6/15/2049	35,000	32,103
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2020 FF, 5% 6/15/2041	190,000	201,758
New York NY Cty Muni Wtr Fin Auth Series FISCAL 2022 SUB AA 1, 3.5% 6/15/2048	30,000	25,874
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5% 6/15/2051	255,000	267,890
New York NY Cty Muni Wtr Fin Auth Series FISCAL2025AA SUB AA1, 5.25% 6/15/2053	540,000	574,448
New York St Env Facs Corp Rev Series 2019 A, 5% 2/15/2049	30,000	30,932
Suffolk Cnty NY Wtr Auth Wtrwk Series 2018 A, 4% 6/1/2041	45,000	45,168
TOTAL WATER & SEWER		3,039,484
TOTAL NEW YORK		31,596,638
North Carolina - 0.6%
General Obligations - 0.1%
Mecklenburg Cnty NC Series 2022, 5% 9/1/2032	130,000	147,261
North Carolina St Gen. Oblig. Series 2018 A, 5% 6/1/2029	45,000	47,120
State of North Carolina (North Carolina St Proj.) Series 2020 B, 5% 5/1/2029	20,000	21,364
TOTAL GENERAL OBLIGATIONS		215,745
Health Care - 0.0%
North Carolina Med Care Commn Health Care Facs Rev (Duke Univ Health System Inc Proj.) Series 2016 A, 5% 6/1/2028	65,000	67,959
Housing - 0.2%
North Carolina Housing Finance Agency (NC Homeownership Proj.) Series 57 A, 6.25% 1/1/2056	260,000	290,120
Transportation - 0.3%
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2031	110,000	116,424
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2033	75,000	79,025
North Carolina St Grant Antic Rev Series 2019, 5% 3/1/2034	40,000	42,050
North Carolina Tpk Auth Triangle Expwy Sys Rev 0% 1/1/2037 (Assured Guaranty Inc Insured) (b)	275,000	186,454
North Carolina Tpk Auth Triangle Expwy Sys Rev Series 2009B, 0% 1/1/2038 (Assured Guaranty Inc Insured) (b)	110,000	71,188
TOTAL TRANSPORTATION		495,141
TOTAL NORTH CAROLINA		1,068,965
North Dakota - 0.0%
Housing - 0.0%
North Dakota St Hsg Fin Agy (ND Single Family Hsg Proj.) 2.25% 7/1/2041	50,000	39,126
Ohio - 1.9%
Education - 0.1%
Ohio St Univ Gen Rcpts Series 2026 A, 5% 6/1/2035	165,000	190,838
General Obligations - 0.1%
City of Columbus OH Gen. Oblig. Series 2016 A, 4% 8/15/2027	45,000	45,052
Southwest Licking OH Local Sch Dist Series 2017 A, 3.375% 11/1/2047	10,000	8,395
State of Ohio Gen. Oblig. Series 2017C, 5% 8/1/2026	25,000	25,048
State of Ohio Gen. Oblig. Series 2021 B, 5% 9/15/2031	215,000	239,195
TOTAL GENERAL OBLIGATIONS		317,690
Health Care - 0.8%
Allen Cnty OH Hosp Facs Rev (Mercy Health/OH Proj.) Series 2015A, 4% 11/1/2044	265,000	251,433
Chillicothe Ohio Hosp Facs Rev (Adena Health Sys Proj.) Series 2017, 5% 12/1/2037	100,000	101,228
Cuyahoga Cnty Ohio Hosp Rev (Metro Health System, OH Proj.) Series 2017, 5% 2/15/2052	55,000	52,630
Hamilton Cnty OH Hosp Facs Rev (TriHealth Inc Proj.) Series 2020 A, 4% 8/15/2050	20,000	17,991
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) 5% 1/1/2028	100,000	103,501
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2027	175,000	176,990
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2031	215,000	222,069
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2032	160,000	165,118
Ohio St Hsg Fin Agy Res Mtg Rev (Cleveland Clinic Foundation/The Proj.) Series 2017A, 5% 1/1/2033	40,000	41,232
Scioto Cnty OH Hsp Facs Rev (Southern OH Medical Center Proj.) Series 2016, 3.5% 2/15/2038	285,000	264,492
TOTAL HEALTH CARE		1,396,684
Housing - 0.3%
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021 C, 2.7% 9/1/2046	485,000	379,222
Ohio St Hsg Fin Agy Residential Mtg Rev (OH Residential Mortgage Proj.) Series 2021A, 3% 3/1/2052	85,000	84,007
TOTAL HOUSING		463,229
Special Tax - 0.0%
Franklin Cnty Ohio Sales Tax Rev Series 2018, 5% 6/1/2048	30,000	30,576
Tobacco Bonds - 0.2%
Buckeye OH Tobacco Settlement Fing Auth Series 2020A 2 CL 1, 5% 6/1/2034	320,000	340,256
Transportation - 0.2%
Columbus OH Regl Arpt Au Rev 5% 1/1/2038 (c)	250,000	271,771
Ohio St Tpk Commn Tpk Rev 5% 2/15/2051	50,000	51,489
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2037 (b)	20,000	13,666
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2041 (b)	60,000	33,821
Ohio St Tpk Commn Tpk Rev Series 2013 A 2, 0% 2/15/2043 (b)	25,000	12,890
TOTAL TRANSPORTATION		383,637
Water & Sewer - 0.2%
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev 5% 12/1/2033	30,000	34,160
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2017 A, 5% 12/1/2028	30,000	30,665
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2019 B, 3% 6/1/2046	90,000	71,769
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 12/1/2040	80,000	84,822
Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Series 2020 A, 5% 6/1/2033	90,000	97,193
Ohio Water Dev Authority (Ohio St Wtr Dev Ath Wtr Poll Ctl Rev Proj.) Series 2019A, 5% 6/1/2027	55,000	56,281
TOTAL WATER & SEWER		374,890
TOTAL OHIO		3,497,800
Oklahoma - 0.4%
Health Care - 0.0%
OK Dev Fin Auth Health Sys Rev (OU Medicine Inc Proj.) Series 2018 B, 4% 8/15/2048 (Assured Guaranty Inc Insured)	140,000	120,343
Special Tax - 0.1%
Edmond OK Pub Wks Auth Sales Tax & Util Sys Rev Series 2017, 4% 7/1/2047	145,000	134,851
Transportation - 0.3%
Oklahoma St Tpk Auth Tpk Rev 4.25% 1/1/2055 (Assured Guaranty Inc Insured)	475,000	463,756
Oklahoma St Tpk Auth Tpk Rev Series 2017 A, 4% 1/1/2047	35,000	33,389
TOTAL TRANSPORTATION		497,145
Water & Sewer - 0.0%
Oklahoma St Wtr Res Brd Rev Fd Series 2023 A, 4.125% 4/1/2053	20,000	18,917
TOTAL OKLAHOMA		771,256
Oregon - 0.3%
General Obligations - 0.1%
Deschutes Ore Pub Libr Dist Gen. Oblig. Series 2021, 3% 12/1/2041	205,000	181,418
Health Care - 0.2%
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 4% 8/15/2050	100,000	87,856
Medford OR Hosp Facs Auth Rev (Asante Health System Proj.) Series 2020 A, 5% 8/15/2045	50,000	51,263
Oregon St Facs Auth Rev (Legacy Health System, or Proj.) Series 2022 A, 5% 6/1/2052	230,000	233,660
Salem OR Hosp Fac Auth Rev (Salem Health Proj.) Series 2019 A, 3% 5/15/2049	45,000	33,869
TOTAL HEALTH CARE		406,648
TOTAL OREGON		588,066
Pennsylvania - 4.3%
General Obligations - 0.9%
Commonwealth Financing Authority (Pennsylvania St Proj.) Series 2018, 4% 6/1/2039 (Assured Guaranty Inc Insured)	60,000	59,279
Pennsylvania St Gen. Oblig. 5% 9/1/2032	15,000	16,883
Pennsylvania St Gen. Oblig. 5% 9/15/2029	100,000	100,497
Pennsylvania St Gen. Oblig. Series 2016, 3% 9/15/2036	45,000	42,248
Pennsylvania St Gen. Oblig. Series 2018, 3.75% 3/1/2039 (Assured Guaranty Inc Insured)	510,000	509,438
Pennsylvania St Gen. Oblig. Series 2026, 5% 4/1/2034	175,000	200,193
Pennsylvania St Gen. Oblig. Series FIRST 2021, 2% 5/15/2039	200,000	157,339
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2032	40,000	45,071
Pennsylvania St Gen. Oblig. Series FIRST 2022, 5% 10/1/2038	20,000	22,005
Pennsylvania St Gen. Oblig. Series FIRST 2024, 5% 8/15/2033	60,000	68,244
Pennsylvania St Gen. Oblig. Series SECOND 2016, 5% 1/15/2028	145,000	146,969
Philadelphia PA Gen. Oblig. Series 2021 A, 4% 5/1/2041	135,000	135,333
Philadelphia PA Sch Dist 5% 6/1/2027 (National Public Finance Guarantee Corporation Insured)	50,000	51,068
Philadelphia PA Sch Dist Series 2018 B, 4% 9/1/2043 (Assured Guaranty Inc Insured)	30,000	29,658
Philadelphia PA Sch Dist Series 2019 A, 5% 9/1/2044	55,000	56,880
State Pub Sch Bldg Auth PA Sch Rev (Harrisburg PA Sch Dist Proj.) Series 2016 A, 4% 12/1/2031	110,000	110,536
TOTAL GENERAL OBLIGATIONS		1,751,641
Health Care - 1.4%
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 4% 4/1/2038	5,000	4,948
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2027	150,000	152,112
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2032	300,000	308,713
Alleg Cnty PA Dev Auth (Allegheny Health System Proj.) Series 2018A, 5% 4/1/2047	200,000	201,448
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 4% 7/15/2039	90,000	88,447
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2031	160,000	169,089
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2032	450,000	475,246
Alleg Cnty PA Dev Auth (UPMC Proj.) Series 2019 A, 5% 7/15/2033	110,000	115,858
Geisinger Auth PA Hlth Sys Rev (Kaiser Permanente Hlth System Proj.) Series 2017 A 2, 4% 2/15/2039	200,000	197,316
Lancaster Cnty PA Hosp Aut Rev (Univ of Penn Health Systems Proj.) Series 2016 A, 5% 8/15/2042	10,000	10,017
Lehigh Cnty PA Gen Purp Auth Hosp Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2012B, 4% 7/1/2043	40,000	37,509
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2019, 4% 9/1/2044	90,000	85,363
Montgomery Cnty PA Higher Ed & Health Auth Rev (Thomas Jefferson Univ-Abiington Proj.) Series 2022 B, 3.125% 5/1/2053 (Assured Guaranty Inc Insured)	190,000	139,419
Pennsylvania Econ Dev Fing Auth UPMC Rev (UPMC Proj.) Series 2020 A, 4% 4/15/2050	25,000	22,803
Pennsylvania St Higher Edl Rev (Univ of Penn Health Systems Proj.) Series 2016 C, 4% 8/15/2041	100,000	98,087
Philadelphia PA Auth For Indl Dev Hosp Rev (Childrens Hosp of Phil, PA Proj.) Series 2017, 4% 7/1/2037	5,000	5,009
Philadelphia PA Auth For Indl Dev Revs (Thomas Jefferson Univ-Abiington Proj.) Series 2017 A, 5% 9/1/2042	435,000	436,275
TOTAL HEALTH CARE		2,547,659
Housing - 0.4%
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 124A, 4% 10/1/2038 (c)	25,000	24,982
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series 2017 125 B, 3.65% 10/1/2042	140,000	135,330
Pennsylvania Hsg Fin Agy Single Family Mtg (PA Single Family Mortgage Proj.) Series B, 3.45% 10/1/2032	5,000	4,981
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2019 129, 3.15% 10/1/2039	220,000	202,305
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2021 136, 2.07% 10/1/2036	210,000	172,406
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2023 142A, 4.5% 10/1/2038	110,000	113,321
Pennsylvania Hsg Fin Agy Single Family Mtg Rev (PA Single Family Mortgage Proj.) Series 2025 148A, 4.625% 10/1/2045	105,000	106,833
TOTAL HOUSING		760,158
Other - 0.1%
Chester Cnty PA Indl Dev Auth (Longwood Gardens Proj.) Series 2021, 4% 12/1/2046	165,000	157,385
Special Tax - 0.1%
Pennsylvania St Tpk Comm Oil Franchise Tax Rev Series 2021 B, 4% 12/1/2053 (Pacific Life Insurance Co Guaranteed)	130,000	118,406
Transportation - 1.3%
Allegheny County Airport Authority (Pittsburgh Intl Airport Proj.) Series 2021 A, 5% 1/1/2051 (c)	465,000	469,793
Delaware Riv Port Auth PA & NJ Series 2018 A, 5% 1/1/2032	20,000	21,104
Pennslyvania Dev Fing Auth Rev (Plenary Walsh Keystone Partners LLC Proj.) Series 2015, 4.125% 12/31/2038 (c)	25,000	24,214
Pennsylvania Econ Dev Fing Auth Private Activity Rev (PA Dot Major Bridges I Proj.) 5% 12/31/2057 (Assured Guaranty Inc Insured) (c)	275,000	279,432
Pennsylvania Turnpike Commission Series 2017, 5% 12/1/2040	50,000	51,132
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2035	35,000	37,133
Pennsylvania Turnpike Commission Series 2019 A, 5% 12/1/2049	200,000	204,869
Pennsylvania Turnpike Commission Series 2021 A, 4% 12/1/2045	180,000	174,208
Pennsylvania Turnpike Commission Series 2024, 5% 12/1/2040	850,000	941,627
Pennsylvania Turnpike Commission Series A 1, 4% 12/1/2041	60,000	59,817
Pennsylvania Turnpike Commission Series B 1, 5.25% 6/1/2047	55,000	55,716
TOTAL TRANSPORTATION		2,319,045
Water & Sewer - 0.1%
Philadelphia PA Wtr & Wastewtr Series 2021 C, 4% 10/1/2051	230,000	209,446
Pittsburgh PA Wtr & Swr Auth 0% 9/1/2028 (National Public Finance Guarantee Corporation Insured) (b)	20,000	18,752
TOTAL WATER & SEWER		228,198
TOTAL PENNSYLVANIA		7,882,492
South Carolina - 1.1%
Electric Utilities - 0.4%
South Carolina St Svc Auth Rev 3% 12/1/2041	30,000	25,430
South Carolina St Svc Auth Rev 4% 12/1/2037	265,000	267,379
South Carolina St Svc Auth Rev Series 2021B, 4% 12/1/2047	45,000	42,200
South Carolina St Svc Auth Rev Series 2022 A, 5% 12/1/2044	125,000	132,142
South Carolina St Svc Auth Rev Series 2024B, 5% 12/1/2046	125,000	132,538
South Carolina St Svc Auth Rev Series B, 5% 12/1/2041	200,000	201,144
TOTAL ELECTRIC UTILITIES		800,833
General Obligations - 0.1%
Patriots Energy Group Financing Agency Series 2023 A 1, 5.25% tender 10/1/2054 (Sumitomo Mitsui Banking Corp/New York Guaranteed) (d)	190,000	203,867
Health Care - 0.4%
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5% 11/1/2038	300,000	328,489
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2050	200,000	214,348
South Carolina Jobs-Economic Dev Auth Health Care Facs Rev (Novant Health Inc Proj.) Series 2024 A, 5.5% 11/1/2054	105,000	111,942
TOTAL HEALTH CARE		654,779
Special Tax - 0.0%
South Carolina Trans Infrastructure Bank Rev Series 2017 A, 5% 10/1/2038	85,000	86,879
Transportation - 0.1%
South Carolina St Ports Auth Series 2019 A, 5% 7/1/2054	115,000	116,514
Water & Sewer - 0.1%
Charleston SC Wtrwks & Swr Series 2022, 5% 1/1/2047	130,000	137,327
TOTAL SOUTH CAROLINA		2,000,199
Tennessee - 1.0%
Education - 0.1%
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd (Belmont University Proj.) Series 2021, 4% 5/1/2051	30,000	25,958
Tennessee St Sch Bd Auth (Tennessee Board of Regents Proj.) Series 2017A, 5% 11/1/2042	105,000	107,351
TOTAL EDUCATION		133,309
General Obligations - 0.4%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2029	225,000	238,595
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. 5% 1/1/2031	300,000	329,925
Tennessee Engy Acq Crp Gas Rev 5% 2/1/2027 (Goldman Sachs Group Inc/The Guaranteed)	10,000	10,083
Tennessee Engy Acq Crp Gas Rev 5.25% 9/1/2026 (Goldman Sachs Group Inc/The Guaranteed)	15,000	15,049
Tennessee Engy Acq Crp Gas Rev Series 2026A, 5% 11/1/2034 (Massachusetts Mutual Life Insurance Co Guaranteed)	205,000	219,055
TOTAL GENERAL OBLIGATIONS		812,707
Health Care - 0.3%
Chatanooga TN Health Ed & Hsg Fac Brd Rev (CommonSpirit Health Proj.) Series 2019A 1, 3.25% 8/1/2044	30,000	25,865
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (Covenant Health TN Proj.) Series 2016 A, 4% 1/1/2042	10,000	10,002
Knox Cnty Tenn Health Edl & Hsg Fac Brd Hosp Rev (East Tenn Children's Hospital Proj.) Series 2019, 4% 11/15/2043	55,000	51,584
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2016 A, 5% 7/1/2040	70,000	70,000
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2017A, 5% 7/1/2048	160,000	160,771
Metro Gov Nashville & Davidson Cnty Tenn Hlth & Edl Facs Brd Rev (Vanderbilt Hospital, TN Proj.) Series 2024A, 5% 7/1/2034	160,000	179,110
TOTAL HEALTH CARE		497,332
Other - 0.1%
Metropolitan Govt Nashville & Davidson Cnty TN Gen. Oblig. Series 2026 A, 5% 1/1/2034	105,000	120,192
Transportation - 0.1%
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2049	90,000	85,672
Metro Nashville Arpt Auth Rev Series 2019A, 4% 7/1/2054	35,000	32,531
Metro Nashville Arpt Auth Rev Series 2019A, 5% 7/1/2044	65,000	67,678
TOTAL TRANSPORTATION		185,881
TOTAL TENNESSEE		1,749,421
Texas - 8.2%
Education - 0.9%
Arlington Higher Education Finance Corp Series 2021 A, 3% 2/15/2046 (Permanent Sch Fund of Texas Guaranteed)	210,000	165,757
Board of Regents of the University of Texas System Series 2017 B, 3.375% 8/15/2044	40,000	35,824
Board of Regents of the University of Texas System Series 2019 A, 5% 8/15/2031	85,000	90,640
Board of Regents of the University of Texas System Series 2020 A, 3.5% 8/15/2050	55,000	46,159
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2029	175,000	187,463
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2035	255,000	294,695
Board of Regents of the University of Texas System Series 2024B, 5% 8/15/2041	155,000	171,429
Clifton Higher Education Finance Corp (IDEA Public Schools Proj.) Series 2021 T, 4% 8/15/2047	25,000	23,561
University TX Perm Univ Fd Series 2024 A, 5% 7/1/2037	200,000	225,156
University TX Perm Univ Fd Series 2024B, 5% 7/1/2038	200,000	224,052
Waco Texas Educat Fin Corp Rev (Baylor University Proj.) 4% 3/1/2046	205,000	198,191
TOTAL EDUCATION		1,662,927
Electric Utilities - 0.5%
Lower Colorado River Authority Series 2023A, 5.25% 5/15/2048	175,000	184,771
Matagorda Cnty TX Nav Dist No1 (AEP Texas Central Co Proj.) 4.4% 5/1/2030 (Ambac Assurance Corp Insured)	20,000	20,990
San Antonio TX Elec & Gas Rev Series 2019, 5% 2/1/2035	140,000	148,686
San Antonio TX Elec & Gas Rev Series 2023A, 5% 2/1/2032	100,000	111,281
San Antonio TX Elec & Gas Rev Series 2024 A, 5% 2/1/2038	215,000	239,949
San Antonio TX Elec & Gas Rev Series 2024D, 5.25% 2/1/2049	170,000	181,757
TOTAL ELECTRIC UTILITIES		887,434
Escrowed/Pre-Refunded - 0.0%
Midland County Fresh Water Supply District No 1 Series 2012 A, 0% 9/15/2035 (Pre-refunded to 9/15/2027 at 68.05) (b)	5,000	3,297
General Obligations - 2.8%
Aldine TX Indpt Sch Dist Series 2024, 4% 2/15/2054	100,000	91,953
Austin TX Indpt Sch Dist 5% 8/1/2041	220,000	238,728
Cleveland TX Indpt Sch Dist Series 2020 A, 4% 2/15/2052 (Permanent Sch Fund of Texas Guaranteed)	150,000	136,335
Conroe TX Isd Series 2024, 5% 2/15/2037 (Permanent Sch Fund of Texas Guaranteed)	235,000	264,318
Cypress-Fairbanks TX Isd Series 2023, 4% 2/15/2048 (Permanent Sch Fund of Texas Guaranteed)	415,000	396,160
Dallas TX Gen. Oblig. Series 2024 B, 5% 2/15/2032	110,000	122,095
Dallas TX ISD 5% 2/15/2033 (Permanent Sch Fund of Texas Guaranteed)	260,000	293,204
Dallas TX ISD 5% 2/15/2048	100,000	104,518
Dallas TX ISD Series 2019 B, 4% 2/15/2032 (Permanent Sch Fund of Texas Guaranteed)	20,000	20,533
Denton Independent School District Series 2023, 5% 8/15/2034 (Permanent Sch Fund of Texas Guaranteed)	210,000	238,212
Eagle Mtn & Saginaw TX Isd Series 2019, 4% 8/15/2050 (Permanent Sch Fund of Texas Guaranteed)	105,000	96,619
Harris Cnty TX Flood Ctl Dist (Harris Cnty TX Proj.) Gen. Oblig. Series 2021 A, 4% 10/1/2046	100,000	97,061
Houston TX Gen. Oblig. Series 2019 A, 5% 3/1/2028	100,000	104,210
Houston TX Gen. Oblig. Series 2023, 5.25% 3/1/2043	125,000	136,417
Klein TX Indpt Sch Dist Series 2017, 4% 8/1/2046	215,000	204,658
Lamar TX Isd Series 2023 A, 5% 2/15/2053 (Permanent Sch Fund of Texas Guaranteed)	200,000	206,972
Leander Independent School District Series 2016 A, 0% 8/16/2044 (Permanent Sch Fund of Texas Guaranteed) (b)	10,000	4,467
Northwest Tex Indpt Sch Dist Series 2025, 5% 2/15/2055 (Permanent Sch Fund of Texas Guaranteed)	190,000	197,956
Plano Independent School District 5% 2/15/2028	150,000	156,224
Plano Independent School District 5% 2/15/2042	140,000	150,501
Prosper Tex Indpt Sch Dist Series 2023, 4% 2/15/2053	20,000	18,543
San Antonio TX Gen. Oblig. Series 2019, 3% 8/1/2035	105,000	100,613
San Jacinto TX Cmnty College Dist Gen. Oblig. Series 2019A, 5% 2/15/2044	175,000	180,528
Texas Mun Gas Acquisition & Supply Corp IV Gas Supply Rev Series 2023A, 5.5% tender 1/1/2054 (BP PLC Guaranteed) (d)	250,000	264,833
Texas Municipal Gas Acquisition & Supply Corp III Series 2021, 5% 12/15/2031 (Macquarie Group Ltd Guaranteed)	320,000	338,394
Texas Municipal Gas Acquisition And Supply Corp VI Series 2025, 5% 1/1/2036 (Bank of America Corp Guaranteed)	180,000	190,617
Texas State Gen. Oblig. Series 2025, 5% 10/1/2035	360,000	416,089
Texas State Gen. Oblig. Series A, 5% 10/1/2033	50,000	51,277
Texas State Gen. Oblig. Series B, 5% 10/1/2029	100,000	102,987
Texas State Gen. Oblig. Series B, 5% 10/1/2033	25,000	25,639
Texas Transn Commn (Texas State Proj.) Gen. Oblig. Series 2024, 5% 4/1/2033	130,000	147,143
Waller TX Indpt Sch Dist Series 2020, 4% 2/15/2050 (Permanent Sch Fund of Texas Guaranteed)	100,000	92,595
TOTAL GENERAL OBLIGATIONS		5,190,399
Health Care - 0.5%
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Memorial Hermann Hosp System Proj.) 5% 7/1/2033	110,000	122,880
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Methodist Healthcare Sys, TX Proj.) Series 2015, 4% 12/1/2045	75,000	70,371
Harris Cnty TX Cultural Ed Facs Fin Corp Rev (Texas Childrens Hospital, TX Proj.) Series 2024A, 5% 10/1/2029	160,000	171,027
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Ascension Health Credit Group Proj.) Series 2025 C2, 5% tender 11/15/2051 (d)	165,000	186,101
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev (Christus Health Proj.) Series 2018 B, 5% 7/1/2032	360,000	376,515
TOTAL HEALTH CARE		926,894
Housing - 0.1%
Texas Dept Hsg & Cmnty Affrs Res Mtg Rev Series 2024 C, 5% 1/1/2049	145,000	150,016
Texas St Dept Hsg & Cmnty Sfr (TX Single Family Mortgage Proj.) 3% 3/1/2050	30,000	23,737
TOTAL HOUSING		173,753
Other - 0.0%
Katy TX Ind Sch Dist Series 2025, 5% 2/15/2050	130,000	136,981
Special Tax - 0.4%
Dallas TX Rapid Transit Sales Tax Rev Series 2016 B, 4% 12/1/2038	350,000	350,157
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2048 (Assured Guaranty Inc Insured) (b)	10,000	3,373
Harris Cnty Houston Tex Sports Auth Rev Series A, 0% 11/15/2049 (Assured Guaranty Inc Insured) (b)	25,000	7,972
Houston TX Hotel Occ Tx & Spl Rev Series 2026 C, 5.5% 9/1/2058	175,000	188,036
Texas Transn Commn Gen. Oblig. Series 2024, 5% 4/1/2030	100,000	108,616
TOTAL SPECIAL TAX		658,154
Transportation - 1.9%
Austin Tex Airport Sys Series 2026 B, 5% 11/15/2051 (c)	110,000	112,699
Central Texas Turnpike Series 2024 C, 5% 8/15/2039	140,000	153,035
Central TX Regl Mobility Auth Rev Series 2016, 3.375% 1/1/2041	20,000	17,656
City of Houston TX Airport System Revenue Series 2018 B, 5% 7/1/2030	100,000	104,412
City of Houston TX Airport System Revenue Series 2018D, 5% 7/1/2038	75,000	77,553
City of Houston TX Airport System Revenue Series 2023A, 5.25% 7/1/2053 (Assured Guaranty Inc Insured) (c)	135,000	140,436
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2030	55,000	60,044
Dallas Fort Worth International Airport Series 2020 A, 5% 11/1/2031	70,000	76,228
Dallas Fort Worth International Airport Series 2020 B, 5% 11/1/2033	95,000	102,913
Dallas Fort Worth International Airport Series 2021 A, 3% 11/1/2040	315,000	274,415
Dallas Fort Worth International Airport Series 2022B, 4% 11/1/2045	20,000	19,534
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2034 (c)	170,000	189,421
Dallas Fort Worth International Airport Series 2025 A 1, 5% 11/1/2035 (c)	200,000	220,881
Grand Parkway Transportation Corp (Grand Parkway Trans Corp Tela Proj.) Series 2018 A, 5% 10/1/2037	40,000	41,252
Grand Parkway Transportation Corp Series 2018 A, 5% 10/1/2048	250,000	254,439
Harris Cnty Tex Toll Rd Rev (Harris County Toll Road Auth Proj.) Series 2018 A, 4% 8/15/2048	40,000	37,202
North TX Twy Auth Rev 0% 1/1/2030 (Assured Guaranty Inc Insured) (b)	35,000	31,586
North TX Twy Auth Rev 0% 1/1/2035 (Assured Guaranty Inc Insured) (b)	5,000	3,750
North TX Twy Auth Rev 0% 1/1/2036 (Assured Guaranty Inc Insured) (b)	65,000	46,643
North TX Twy Auth Rev Series 2018, 4.25% 1/1/2049	55,000	52,825
North TX Twy Auth Rev Series 2018, 5% 1/1/2048	20,000	20,286
North TX Twy Auth Rev Series 2020A, 3% 1/1/2037	150,000	141,406
North TX Twy Auth Rev Series 2024A, 5% 1/1/2032	300,000	333,026
North TX Twy Auth Rev Series B, 4% 1/1/2036 (Assured Guaranty Inc Insured)	185,000	185,518
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2037	40,000	39,834
Texas Private Activity Bd Surface Transn Corp Rev (Lbj Infrastructure Group LLC Proj.) 4% 6/30/2040	100,000	97,615
Texas Private Activity Bd Surface Transn Corp Rev (NTE Mobility Partners Segments 3 LLC Proj.) Series 2019, 5% 6/30/2058 (c)	170,000	167,617
Texas Private Activity Bd Surface Transn Corp Rev Series 2019 A, 5% 12/31/2032	75,000	79,225
Texas St Tpk Auth Cent TX Tpk Sys Rev (Central Texas Turnpike Proj.) 0% 8/15/2029 (Ambac Assurance Corp Insured) (b)	35,000	31,651
Texas Transportation Finance Corp (Sh 288 Tollroad Proj.) Series 2025A, 5.25% 10/1/2055	200,000	213,253
TOTAL TRANSPORTATION		3,326,355
Water & Sewer - 1.1%
Houston TX Util Sys Rev 3% 11/15/2047	220,000	168,800
Houston TX Util Sys Rev 4% 11/15/2049	25,000	23,033
Houston TX Util Sys Rev Series 2019B, 4% 11/15/2044	55,000	53,782
Houston TX Util Sys Rev Series 2024 A, 5% 11/15/2036	20,000	22,417
North TX Muni Wtr Dist TX Wtr Sys Rev Series 2025, 5% 9/1/2055	110,000	114,796
San Antonio TX Wtr Rev Series 2021 A, 4% 5/15/2051	300,000	273,611
Texas Wtr Dev Brd 3% 10/15/2040	100,000	89,367
Texas Wtr Dev Brd Series 2017 A, 5% 10/15/2047	60,000	60,775
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2032	50,000	50,786
Texas Wtr Dev Brd Series 2018A, 4% 10/15/2037	40,000	40,218
Texas Wtr Dev Brd Series 2019 A, 3% 10/15/2039	375,000	340,562
Texas Wtr Dev Brd Series 2019 A, 4% 10/15/2049	355,000	335,691
Texas Wtr Dev Brd Series 2023 A, 4.75% 10/15/2043	160,000	169,705
Texas Wtr Dev Brd Series 2025, 4.8% 10/15/2056	225,000	228,046
TOTAL WATER & SEWER		1,971,589
TOTAL TEXAS		14,937,783
Utah - 0.6%
Electric Utilities - 0.1%
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2033	145,000	160,962
Intermountain Pwr Agy UT Pwr Series 2023 A, 5% 7/1/2041	100,000	107,598
TOTAL ELECTRIC UTILITIES		268,560
Health Care - 0.0%
Utah Cnty Utah Hosp Rev (IHC Health Services Inc Proj.) Series 2016B, 5% 5/15/2046	35,000	35,021
Transportation - 0.5%
Salt Lake City UT Arpt Rev 5% 7/1/2051 (c)	320,000	324,192
Salt Lake City UT Arpt Rev Series 2017A, 5% 7/1/2029 (c)	525,000	535,354
TOTAL TRANSPORTATION		859,546
TOTAL UTAH		1,163,127
Virginia - 1.5%
Education - 0.1%
University VA Univ Revs Series 2017 A, 5% 4/1/2042	225,000	227,950
General Obligations - 0.8%
Chesterfield Cnty VA Economic Dev Auth Rev (Chesterfield Cnty VA Proj.) 4% 4/1/2050	80,000	75,626
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019 C, 5% 2/1/2030	15,000	15,893
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2019A, 5% 2/1/2029	95,000	100,841
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 3% 2/1/2036	110,000	104,709
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2021 A, 5% 2/1/2030	160,000	172,998
Virginia College Bldg Auth Edl (Virginia St Proj.) Series 2023 A, 5% 2/1/2030	235,000	254,091
Virginia Comwlth Transn Brd Trust 5% 5/15/2032 Series 2022, 4% 5/15/2047	50,000	47,978
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2027	300,000	308,417
Virginia St Pub Bldg Auth Pub (Virginia St Proj.) Series 2017A, 5% 8/1/2028	355,000	364,597
TOTAL GENERAL OBLIGATIONS		1,445,150
Health Care - 0.4%
Fairfax Cnty VA Indl Dev Auth Health Care Rev (Inova Health System Proj.) Series 2022, 5% 5/15/2029	185,000	197,026
Roanoke VA Economic Dev Auth Hosp Rev (Carilion Health System Proj.) Series 2020 D, 5% tender 7/1/2053 (d)	100,000	106,811
Virginia Small Business Fing Auth Healthcare Facs Rev (Sentara Hlth Sys Obl Group Proj.) Series 2020, 4% 11/1/2036	400,000	405,511
TOTAL HEALTH CARE		709,348
Special Tax - 0.1%
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev (Fairfax County Economic Development Authority Proj.) 3% 4/1/2036	100,000	96,347
Fairfax Cnty VA Economic Dev Auth Transn Contract Rev 3% 4/1/2036	130,000	125,251
Hampton Roads Transportation Accountability Commission (Hampton Rds VA Transn Accountability Commn Rev Proj.) 5.25% 7/1/2060	25,000	25,819
TOTAL SPECIAL TAX		247,417
Transportation - 0.1%
Virginia Small Business Fing Auth Rev (95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/2039 (c)	110,000	108,567
TOTAL VIRGINIA		2,738,432
Washington - 2.5%
Education - 0.1%
Washington Biomedical Research Pptys Lease Rev (University Wash Univ Revs Proj.) Series A, 4% 1/1/2048	150,000	142,683
Electric Utilities - 0.6%
Energy Norwthwest WA Elec Rev 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	90,000	101,666
Energy Norwthwest WA Elec Rev Series 2016 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	215,000	215,000
Energy Norwthwest WA Elec Rev Series 2018 A, 5% 7/1/2034 (Bonneville Power Administration Guaranteed)	100,000	104,116
Energy Norwthwest WA Elec Rev Series 2018 C, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	140,000	145,943
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2028 (Bonneville Power Administration Guaranteed)	70,000	73,533
Energy Norwthwest WA Elec Rev Series 2020 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	100,000	108,378
Energy Norwthwest WA Elec Rev Series 2022 A, 5% 7/1/2033 (Bonneville Power Administration Guaranteed)	120,000	134,188
Energy Norwthwest WA Elec Rev Series 2024A, 5% 7/1/2032 (Bonneville Power Administration Guaranteed)	125,000	140,552
TOTAL ELECTRIC UTILITIES		1,023,376
General Obligations - 1.0%
State of Washington Gen. Oblig. Series 2018 A, 5% 8/1/2041	195,000	198,386
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2033	100,000	107,763
State of Washington Gen. Oblig. Series 2020C, 5% 2/1/2041	150,000	157,999
State of Washington Gen. Oblig. Series 2021 A, 5% 8/1/2042	165,000	174,581
State of Washington Gen. Oblig. Series 2021 C, 5% 2/1/2035	115,000	125,255
State of Washington Gen. Oblig. Series 2022 A, 5% 8/1/2043	110,000	117,379
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2031	235,000	261,000
State of Washington Gen. Oblig. Series 2023A, 5% 8/1/2046	490,000	518,580
State of Washington Gen. Oblig. Series R 2018 D, 5% 8/1/2028	30,000	30,808
State of Washington Gen. Oblig. Series R 2018C, 5% 8/1/2028	55,000	56,482
State of Washington Gen. Oblig. Series R 2021A, 5% 6/1/2041	125,000	132,253
TOTAL GENERAL OBLIGATIONS		1,880,486
Health Care - 0.2%
Washington St Health Care Facs Auth Rev (Multicare Health System, Wa Proj.) Series 2025 B, 5% tender 8/15/2055 (Assured Guaranty Inc Insured) (d)	100,000	106,023
Washington St Health Care Facs Auth Rev (Overlake Hospital Med Ctr, WA Proj.) Series 2017 A, 4% 7/1/2042	85,000	80,596
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) 4.25% 10/1/2040	160,000	157,735
Washington St Health Care Facs Auth Rev (Providence Health Systems Proj.) Series 2014D, 5% 10/1/2038	40,000	40,033
TOTAL HEALTH CARE		384,387
Special Tax - 0.4%
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2016 S 1, 5% 11/1/2041	85,000	85,469
Central Puget Sound WA Regl Tran Auth Sales & Use Tax Rev Series 2021 S 1, 5% 11/1/2030	170,000	186,978
State of Washington Gen. Oblig. Series 2026C, 5% 2/1/2039	320,000	363,265
Washington St Convention Ctr Pub Facs Dist Series 2018, 4% 7/1/2058	130,000	107,278
TOTAL SPECIAL TAX		742,990
Transportation - 0.2%
Port Seattle WA Rev Series 2024B, 5% 7/1/2033 (c)	310,000	342,442
Water & Sewer - 0.0%
King Cnty WA Swr Rev 5% 1/1/2033	115,000	130,451
TOTAL WASHINGTON		4,646,815
West Virginia - 0.1%
General Obligations - 0.0%
West Virginia St Gen. Oblig. Series 2018 B, 5% 12/1/2041	80,000	82,531
Transportation - 0.1%
West VA Commr of Hwys Spl Oblig Series 2017A, 5% 9/1/2029	65,000	66,766
West Virginia Parkways Authority Series 2021, 4% 6/1/2051	100,000	92,326
TOTAL TRANSPORTATION		159,092
TOTAL WEST VIRGINIA		241,623
Wisconsin - 1.0%
Education - 0.1%
Public Fin Auth Wis Pooled Charter Sch Ctfs Ser 2023-1 Series CL A, 5.75% 7/1/2062	138,832	145,222
General Obligations - 0.2%
Wisconsin St Gen. Oblig. 5% 5/1/2031	135,000	149,271
Wisconsin St Gen. Oblig. Series 2023 2, 5% 5/1/2035	215,000	242,247
TOTAL GENERAL OBLIGATIONS		391,518
Health Care - 0.3%
Wisconsin Health & Edl Facs Auth Sr Living Rev (Covenant Communities Inc Proj.) Series 2018A 1, 4.125% 7/1/2053	135,000	113,012
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 4% 11/15/2039	40,000	39,133
Wisconsin Health & Educational Facilities Authority (Ascension Health Credit Group Proj.) Series 2016 A, 5% 11/15/2036	55,000	55,127
Wisconsin Health & Educational Facilities Authority (Sanford Health, SD Proj.) Series 2016 A, 3.5% 2/15/2046	195,000	165,770
Wisconsin St Health & Edl Facs Auth Rev (Medical College of WI Inc Proj.) Series 2022, 4% 12/1/2051	255,000	225,030
TOTAL HEALTH CARE		598,072
Housing - 0.0%
Wisconsin Hsg & Economic Dev Auth Home Ownership Mtg Rev 2.69% 7/1/2047	57,859	49,572
Special Tax - 0.1%
Ashwaubenon WI Cmnty Dev Auth Lease Rev (Brown County Wisconsin Proj.) Series 2019, 0% 6/1/2049 (b)	160,000	54,194
Public Fin Auth WI Revenue Series 2021, 4% 3/31/2056 (c)	10,000	8,383
Wisconsin Ctr Dist Wis Tax Rv Series 2020 C, 0% 12/15/2050 (Assured Guaranty Inc Insured) (b)	160,000	49,889
TOTAL SPECIAL TAX		112,466
Transportation - 0.3%
Public Finance Authority (Sr 400 Toll Road Proj.) Series 2025, 5.75% 12/31/2065 (c)	560,000	586,449
TOTAL WISCONSIN		1,883,299
Wyoming - 0.0%
Education - 0.0%
University WY Univ Revs (University WY Univ Revs Proj.) Series 2021 C, 4% 6/1/2051 (Assured Guaranty Inc Insured)	25,000	22,701
Electric Utilities - 0.0%
Campbell Cnty WY Solid Waste Facs Rev (County of Mercer ND Proj.) Series 2019 A, 3.625% 7/15/2039	25,000	23,382
TOTAL WYOMING		46,083
TOTAL MUNICIPAL SECURITIES (Cost $182,576,967)		180,305,335

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Municipal Cash Central Fund (e)(f) (Cost $951,467)	2.87	951,276	951,467

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $183,528,434)	181,256,802
NET OTHER ASSETS (LIABILITIES) - 1.0%	1,837,207
NET ASSETS - 100.0%	183,094,009

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Zero coupon bond which is issued at a discount.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund	1,975,125	15,094,966	16,118,624	18,126	-	-	951,467	951,276	0.0%
Total	1,975,125	15,094,966	16,118,624	18,126	-	-	951,467

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.
Investment Valuation

The following is a summary of the inputs used, as of June 30, 2026, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total ($)	Level 1 ($)	Level 2 ($)	Level 3 ($)
Investments in Securities:

Municipal Securities
Education	10,371,870	-	10,371,870	-
Electric Utilities	9,602,682	-	9,602,682	-
Escrowed/Pre-Refunded	1,318,633	-	1,318,633	-
General Obligations	66,427,444	-	66,427,444	-
Health Care	20,915,539	-	20,915,539	-
Housing	3,872,139	-	3,872,139	-
Industrial Development	587,469	-	587,469	-
Lease Revenue	239,243	-	239,243	-
Other	820,976	-	820,976	-
Resource Recovery	325,848	-	325,848	-
Special Tax	24,627,973	-	24,627,973	-
Tobacco Bonds	922,234	-	922,234	-
Transportation	28,624,586	-	28,624,586	-
Water & Sewer	11,648,699	-	11,648,699	-

Money Market Funds	951,467	951,467	-	-
Total Investments in Securities:	181,256,802	951,467	180,305,335	-
Financial Statements
Statement of Assets and Liabilities
As of June 30, 2026
Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $182,576,967)	$180,305,335
Fidelity Central Funds (cost $951,467)	951,467

Total Investment in Securities (cost $183,528,434)		$181,256,802
Cash		167,839
Interest receivable		2,181,317
Distributions receivable from Fidelity Central Funds		1,947
Receivable from investment adviser for expense reductions		8,886
Other receivables		25
Total assets		183,616,816
Liabilities
Distributions payable	$515,199
Accrued management fee	7,608
Total liabilities		522,807
Net Assets		$183,094,009
Net Assets consist of:
Paid in capital		$192,503,611
Total accumulated earnings (loss)		(9,409,602)
Net Assets		$183,094,009
Net Asset Value, offering price and redemption price per share ($183,094,009 ÷ 3,628,164 shares)		$50.46
Statement of Operations
Year ended June 30, 2026
Investment Income
Interest		$5,871,072
Income from Fidelity Central Funds		18,116
Total income		5,889,188
Expenses
Management fee	$86,623
Independent trustees' fees and expenses	369
Proxy fee	6,364
Total expenses before reductions	93,356
Expense reductions	(6,455)
Total expenses after reductions		86,901
Net Investment income (loss)		5,802,287
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	(55,761)
Capital gain distributions from Fidelity Central Funds	10
Total net realized gain (loss)		(55,751)
Change in net unrealized appreciation (depreciation) on investment securities		5,448,852
Net gain (loss)		5,393,101
Net increase (decrease) in net assets resulting from operations		$11,195,388
Statement of Changes in Net Assets

	Year ended June 30, 2026	Year ended June 30, 2025
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,802,287	$5,011,655
Net realized gain (loss)	(55,751)	(3,756,258)
Change in net unrealized appreciation (depreciation)	5,448,852	(57,964)
Net increase (decrease) in net assets resulting from operations	11,195,388	1,197,433
Distributions to shareholders	(5,778,233)	(4,842,935)

Share transactions
Proceeds from sales of shares	14,641,515	50,144,376
Reinvestment of distributions	-	2,296,744
Cost of shares redeemed	(1,511,899)	(49,061,348)

Net increase (decrease) in net assets resulting from share transactions	13,129,616	3,379,772
Total increase (decrease) in net assets	18,546,771	(265,730)

Net Assets
Beginning of period	164,547,238	164,812,968
End of period	$183,094,009	$164,547,238

Other Information
Shares
Sold	290,000	997,095
Issued in reinvestment of distributions	-	45,699
Redeemed	(30,000)	(978,243)
Net increase (decrease)	260,000	64,551

Financial Highlights
Fidelity® Systematic Municipal Bond Index ETF

Years ended June 30,	2026	2025 A	2024 A	2023 A	2022 A
Selected Per-Share Data
Net asset value, beginning of period	$48.85	$49.88	$49.64	$49.42	$55.25
Income from Investment Operations
Net investment income (loss) B,C	1.677	1.442	1.244	1.089	.761
Net realized and unrealized gain (loss)	1.598	(1.081)	.222	.198	(5.831)
Total from investment operations	3.275	.361	1.466	1.287	(5.070)
Distributions from net investment income	(1.665)	(1.391)	(1.222)	(1.070)	(.756)
Distributions from net realized gain	-	- D	-	-	-
Total distributions	(1.665)	(1.391)	(1.222)	(1.070)	(.756)
Net asset value, end of period	$50.46	$48.85	$49.88	$49.64	$49.42
Total Return E,F,G	6.79%	.71%	3.01%	2.64%	(9.26)%
Ratios to Average Net Assets C,H,I
Expenses before reductions	.05%	.07%	.07%	.07%	.07%
Expenses net of fee waivers, if any	.05%	.07%	.07%	.07%	.07%
Expenses net of all reductions, if any	.05%	.07%	.07%	.07%	.07%
Net investment income (loss)	3.35%	2.89%	2.52%	2.21%	1.43%
Supplemental Data
Net assets, end of period (000 omitted)	$183,094	$164,547	$164,813	$155,890	$124,941
Portfolio turnover rate J	15 % K	69% K	15%	18%	30%

APer share amounts have been adjusted to reflect the impact of the change in capital structure associated with the reorganization that occurred on April 4, 2025. All financial information prior to the reorganization is that of the Fidelity Municipal Bond Index Fund.
BCalculated based on average shares outstanding during the period.
CNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.
DAmount represents less than $.0005 per share.
ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.
FBased on net asset value.
GTotal returns are that of the Predecessor Fund for all periods prior to the reorganization that occurred on April 4, 2025.
HFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.
IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.
JAmount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs), derivatives or securities that mature within one year from acquisition.
KPortfolio turnover rate excludes securities received or delivered in-kind.
Notes to Financial Statements

For the period ended June 30, 2026

1. Organization.
Fidelity Systematic Municipal Bond Index ETF (the Fund) is an exchange-traded fund of Fidelity Merrimack Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

Effective April 4, 2025, Fidelity Municipal Bond Index Fund (Predecessor Fund) reorganized into the newly created Fidelity Systematic Municipal Bond Index ETF. The Predecessor Fund was the accounting survivor in the reorganization, and, as such, the prior fiscal year financial statements and financial highlights of the Fund reflects the financial information of the Predecessor Fund through April 4, 2025 (see Prior Fiscal Year Reorganization Information note).
2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.
3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The Fund operates as a single operating segment. The Fund's portfolio management team, part of the investment adviser, serves as the chief operating decision maker (CODM) and directs the Fund's investments in accordance with its investment objective and policies, with support from others responsible for oversight functions. The information reviewed by the CODM is consistent with the Fund's financial statements and financial highlights. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2026 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business (normally 4:00 p.m. Eastern time) of the Nasdaq Stock Market and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2026, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$1,467,545
Gross unrealized depreciation	(3,527,268)
Net unrealized appreciation (depreciation)	$(2,059,723)
Tax Cost	$183,316,525

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$5,678
Undistributed ordinary income	$8,337
Capital loss carryforward	$(7,363,894)
Net unrealized appreciation (depreciation) on securities and other investments	$(2,059,723)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(2,398,638)
Long-term	(4,965,256)
Total capital loss carryforward	$(7,363,894)

The tax character of distributions paid was as follows:
	June 30, 2026	June 30, 2025
Tax-exempt Income	$5,766,322	$4,833,399
Ordinary Income	11,911	9,536
Total	$5,778,233	$4,842,935
4. Purchases and Sales of Investments.
Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Systematic Municipal Bond Index ETF	25,973,750	25,442,617

Securities received and delivered in-kind through subscriptions and redemptions are noted in the table below.

	In-Kind Subscriptions ($)	In-Kind Redemptions ($)
Fidelity Systematic Municipal Bond Index ETF	14,031,296	-
5. Fees and Other Transactions with Affiliates.
Management Fee. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management related services for which the Fund pay a monthly management fee that is based on an annual rate of .05% of average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholders meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board of Trustees. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Systematic Municipal Bond Index ETF	1,653,596	-	-
6. Committed Line of Credit.
Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.

Commitment fees are charged based on the unused amount of the line of credit at an annual rate of .10%, and then allocated to each participating fund based on its pro-rata portion of the line of credit. The commitment fees are borne by the investment adviser.

Interest is charged to a participating fund based on its borrowings at an annual rate of .75% plus the highest of (i) daily SOFR, (ii) Federal Funds Effective Rate, or (iii) Overnight Bank Funding Rate. During the period, there were no borrowings on this line of credit.

The line of credit agreement will expire in March 2027 unless extended or renewed.
7. Expense Reductions.
Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $91.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $6,364.
8. Share Transactions.
Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated securities and/or cash to a fund and redemption proceeds are paid with a basket of securities from a fund's portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund's shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to offset the costs associated with the issuance and redemption of Creation Units.
9. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.
10. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as public health emergencies, military conflicts, terrorism, government restrictions, political changes, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.
11. Prior Fiscal Year Reorganization Information.
On April 4, 2025, the Fidelity Municipal Bond Index Fund (Predecessor Fund) reorganized into a newly created Fidelity Systematic Municipal Bond Index ETF (ETF) pursuant to an Agreement and Plan of Reorganization (the Agreement) approved by its Board of Trustees. Per the Agreement, shareholders of the Predecessor Fund received ETF shares equal in value to the shares of the Predecessor Fund they owned on the day the reorganization was effective. The securities held by the Predecessor Funds were the primary assets acquired by the Fund. The Predecessor Fund was the accounting survivor after the reorganization. As such, performance and financial history prior to the reorganization is that of the Predecessor Fund. Historical share transactions and per share information for the Predecessor Fund was retroactively adjusted to reflect the change in capital structure due to the reorganization.

For financial reporting purposes, the assets and liabilities of the Predecessor Fund and shares issued by the ETF were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund were carried forward and will be utilized for purposes of the ETF's ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Costs incurred in connection with the reorganization were paid by the Predecessor Fund.

Predecessor Fund/Accounting Survivor	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio

Fidelity Municipal Bond Index Fund	171,983,791	(4,221,060)	174,021,094	9,430,193	.3690720000

Legal Acquiring ETF	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity Systematic Municipal Bond Index ETF	50	174,021,144

Pro forma results of operations of the combined entity for the entire period ended June 30, 2025, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$5,039,119
Total net realized gain (loss)	(3,756,258)
Total change in net unrealized appreciation (depreciation)	(57,964)
Net increase (decrease) in net assets resulting from operations	$1,224,897

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Predecessor Fund that has been included in the ETF's Statement of Operations since April 4, 2025.
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Fidelity Merrimack Street Trust and Shareholders of Fidelity Systematic Municipal Bond Index ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Systematic Municipal Bond Index ETF (one of the funds constituting Fidelity Merrimack Street Trust, referred to hereafter as the "Fund") as of June 30, 2026, the related statement of operations for the year ended June 30, 2026, the statement of changes in net assets for each of the two years in the period ended June 30, 2026, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2026 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2026 and the financial highlights for each of the five years in the period ended June 30, 2026 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
August 11, 2026
We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.
Distributions
 (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

During fiscal year ended 2026, 100% of the fund's income dividends was free from federal income tax, and 8.26% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in the first quarter of 2027 of amounts for use in preparing 2026 income tax returns.
Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 9: Proxy Disclosures for Open-End Management Investment Companies
(Unaudited)
Note: This is not applicable for any fund included in this document.
Item 10: Remuneration Paid to Directors, Officers, and others of Open-End Management Investment Companies
(Unaudited)
Note: This information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.
Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
Note: This is not applicable for any fund included in this document.

1.9917221.101
SMBI-ANN-0826

Item 8.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

See Item 7.

Item 9.

Proxy Disclosures for Open-End Management Investment Companies

See Item 7.

Item 10.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

See Item 7.

Item 11.

Statement Regarding Basis for Approval of Investment Advisory Contract

See Item 7.

Item 12.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 16.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 17.

Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18.

Recovery of Erroneously Awarded Compensation

(a)

Not applicable.

(b)

Not applicable.

Item 19.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer (Principal Executive Officer)

Date:	August 21, 2026

By:	/s/Stephanie Caron
Stephanie Caron
Chief Financial Officer (Principal Financial Officer)

Date:	August 21, 2026